UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  09/30/05
                         -------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Touchstone Aggressive ETF Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                  September 30, 2005 (Unaudited)

      Shares                                                           Value

Exchange Traded Funds -- 98.5%
      26,730    iShares Lehman Aggregate Bond Fund                 $  2,712,560
       9,880    iShares MSCI EAFE Index Fund                            573,929
       6,580    iShares S&P 500 Index Fund                              808,353
      45,650    iShares S&P 500/BARRA Growth
                Index Fund                                            2,665,960
      75,970    iShares S&P 500/BARRA Value
                Index Fund                                            4,871,956
       7,730    iShares S&P MidCap 400/BARRA
                Growth Index Fund                                       558,647
      10,060    iShares S&P MidCap 400/BARRA
                Value Index Fund                                        704,200
       1,220    iShares S&P SmallCap 600/BARRA
                Growth Index Fund                                       141,679
       6,570    iShares S&P SmallCap 600/BARRA
                Value Index Fund                                        420,546
--------------------------------------------------------------------------------
Total Exchange Traded Funds                                        $ 13,457,830
--------------------------------------------------------------------------------
Investment Funds -- 1.6%
     214,601    Touchstone Institutional Money Market Fund ^       $    214,601
--------------------------------------------------------------------------------
Total Investment Securities -- 100.1%
(Cost $13,366,482)                                                 $ 13,672,431
Liabilities in Excess of Other Assets -- (0.1%)                         (16,883)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 13,655,548
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

2

Touchstone Balanced Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                  September 30, 2005 (Unaudited)

      Shares                                                           Value

Common Stocks -- 69.5%
  Advertising -- 5.2%
      11,900    Lamar Advertising Co.*+                            $    539,784
       7,500    Omnicom Group, Inc.                                     627,225
       7,600    WPP Group plc - ADR                                     388,512
--------------------------------------------------------------------------------
                                                                      1,555,521
--------------------------------------------------------------------------------
  Aerospace & Defense -- 1.5%
       2,200    DRS Technologies, Inc.                                  108,592
       4,300    L-3 Communications Holdings, Inc.                       340,001
--------------------------------------------------------------------------------
                                                                        448,593
--------------------------------------------------------------------------------
  Automotive -- 1.0%
       8,500    Lear Corp.                                              288,745
--------------------------------------------------------------------------------
  Banking -- 3.2%
       2,100    M&T Bank Corp.                                          221,991
       3,700    Prosperity Bancshares, Inc.                             111,925
       4,500    Texas Regional Bancshares, Inc.                         129,555
       6,700    Zions Bancorp                                           477,107
--------------------------------------------------------------------------------
                                                                        940,578
--------------------------------------------------------------------------------
  Business Services -- 1.4%
      26,300    Digitas, Inc.*                                          298,768
       5,500    MoneyGram International, Inc.                           119,405
--------------------------------------------------------------------------------
                                                                        418,173
--------------------------------------------------------------------------------
  Computers -- 1.0%
       3,000    Jabil Circuit, Inc.*                                     92,760
       5,100    Zebra Technologies, Inc. - Class A*                     199,359
--------------------------------------------------------------------------------
     292,119
--------------------------------------------------------------------------------
  Consumer Products -- 1.2%
      13,700    Avon Products, Inc.                                     369,900
--------------------------------------------------------------------------------
  Electronics -- 1.1%
       5,000    Amphenol Corp. - Class A                                201,700
       4,500    Tektronix, Inc.                                         113,535
--------------------------------------------------------------------------------
                                                                        315,235
--------------------------------------------------------------------------------
  Energy -- 2.6%
      12,200    Cinergy Corp.                                           541,802
       5,400    SCANA Corp.                                             228,096
--------------------------------------------------------------------------------
                                                                        769,898
--------------------------------------------------------------------------------
  Financial Services -- 9.6%
       7,600    American Express Co.                                    436,544
       9,000    CIT Group, Inc.                                         406,620
      15,700    Citigroup, Inc.                                         714,665
      16,800    JPMorgan Chase & Co.                                    570,024
       5,900    Merrill Lynch & Co., Inc.                               361,965
         773    Piper Jaffray Companies, Inc.*                           23,082
      14,000    TCF Financial Corp.                                     374,500
--------------------------------------------------------------------------------
                                                                      2,887,400
--------------------------------------------------------------------------------
  Health & Hospitals -- 5.6%
       9,000    Biomet, Inc.                                            312,390
      11,500    DaVita, Inc.*                                           529,805
       7,100    Kindred Healthcare, Inc.*                               211,580
      12,400    Laboratory Corp. of America Holdings*                   604,004
--------------------------------------------------------------------------------
                                                                      1,657,779
--------------------------------------------------------------------------------
  Hotels & Lodging -- 1.2%
      39,400    La Quinta Corp.*                                        342,386
--------------------------------------------------------------------------------

      Shares                                                           Value

  Insurance -- 3.4%
      13,700    Conseco, Inc.*                                     $    289,207
       4,000    MGIC Investment Corp.                                   256,800
       4,200    PartnerRe Ltd.                                          269,010
       4,656    Reinsurance Group of America, Inc.                      208,123
--------------------------------------------------------------------------------
                                                                      1,023,140
--------------------------------------------------------------------------------
  Machinery/Engineering -- 2.5%
      11,100    National-Oilwell, Inc.*                                 730,380
--------------------------------------------------------------------------------
  Manufacturing -- 8.5%
       7,000    Actuant Corp. - Class A                                 327,600
       9,400    Eaton Corp.                                             597,370
       6,300    Gardner Denver, Inc.*                                   280,980
      12,000    Gentex Corp.                                            208,800
       9,000    Huntsman Corp.*                                         175,950
      19,600    Thermo Electron Corp.*                                  605,640
       8,900    Waters Corp.*                                           370,240
--------------------------------------------------------------------------------
                                                                      2,566,580
--------------------------------------------------------------------------------
  Medical Research -- 2.0%
      11,200    Beckman Coulter, Inc.                                   604,576
--------------------------------------------------------------------------------
  Multi-Media -- 1.8%
      20,500    News Corp. - Class A                                    319,595
       6,400    Viacom, Inc. - Class B                                  211,264
--------------------------------------------------------------------------------
                                                                        530,859
--------------------------------------------------------------------------------
  Oil & Gas -- 5.6%
       3,200    BP plc - ADR                                            226,720
      14,500    Delta Petroleum Corp.*                                  301,600
       6,400    Exxon Mobil Corp.                                       406,656
       6,600    Nabors Industries, Ltd.*                                474,078
       5,500    XTO Energy, Inc.                                        249,260
--------------------------------------------------------------------------------
                                                                      1,658,314
--------------------------------------------------------------------------------
  Paper Products -- 0.8%
      22,000    Smurfit-Stone Container Corp.*                          227,920
--------------------------------------------------------------------------------
  Restaurants -- 2.5%
       6,200    Brinker International, Inc.*                            232,872
      18,800    CKE Restaurants, Inc.                                   247,784
      11,500    Ruby Tuesday, Inc. +                                    250,240
--------------------------------------------------------------------------------
                                                                        730,896
--------------------------------------------------------------------------------
  Retail -- 3.1%
      15,600    Claire's Stores, Inc.                                   376,428
      26,400    TJX Companies, Inc. (The)                               540,672
--------------------------------------------------------------------------------
                                                                        917,100
--------------------------------------------------------------------------------
  Technology -- 2.0%
      39,300    Taiwan Semiconductor
                Manufacturing Co. - ADR                                 323,046
       7,600    Texas Instruments, Inc.                                 257,640
--------------------------------------------------------------------------------
                                                                        580,686
--------------------------------------------------------------------------------
  Trucking/Shipping -- 2.7%
       8,600    Oshkosh Truck Corp.                                     371,176
      10,000    Pacer International, Inc.                               263,600
       8,700    Wabash National Corp.                                   171,042
--------------------------------------------------------------------------------
                                                                        805,818
--------------------------------------------------------------------------------
Total Common Stocks                                                $ 20,662,596
--------------------------------------------------------------------------------
Investment Funds -- 4.3%
   1,284,595    Touchstone Institutional
                Money Market Fund ^ **                             $  1,284,595
--------------------------------------------------------------------------------

Touchstone Balanced Fund

--------------------------------------------------------------------------------
  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

Asset-Backed Securities -- 0.0%
  Housing -- 0.0%
$      1,004    Access Financial
                Manufacture
                Housing Contract
                Trust                       7.10%    5/15/21       $      1,006
--------------------------------------------------------------------------------
Corporate Bonds -- 10.7%
  Automotive -- 0.4%
     150,000    General Motors+             7.20%    1/15/11            133,500
--------------------------------------------------------------------------------
  Banking -- 0.9%
     250,000    BB&T Corp.                  7.25%    6/15/07            260,481
         164    Nykredit                    6.00%    10/1/26                 28
--------------------------------------------------------------------------------
                                                                        260,509
--------------------------------------------------------------------------------
  Beverages -- 0.6%
     160,000    Coca-Cola                   8.95%    11/1/06            166,800
--------------------------------------------------------------------------------
  Financial Services -- 2.9%
     500,000    General Electric
                Capital Corp.               6.75%    3/15/32            588,114
     250,000    Household Finance
                Corp.                       7.88%    3/1/07             260,970
--------------------------------------------------------------------------------
                                                                        849,084
--------------------------------------------------------------------------------
  Hotels & Lodging -- 1.3%
     350,000    ITT Corp.                   7.38%    11/15/15           379,750
--------------------------------------------------------------------------------
  Oil & Gas -- 2.0%
     500,000    Pemex Project
                Funding Master
                Trust                       9.13%    10/13/10           585,000
--------------------------------------------------------------------------------
  Retail -- 0.8%
     250,000    Wal-Mart
                Stores, Inc.                5.25%    9/1/35             241,934
--------------------------------------------------------------------------------
  Technology -- 0.8%
     250,000    IBM Corp.                   4.88%    10/1/06            251,090
--------------------------------------------------------------------------------
  Telecommunications -- 1.0%
     250,000    Verizon Global              7.75%    6/15/32            305,174
--------------------------------------------------------------------------------
Total Corporate Bonds                                              $  3,172,841
--------------------------------------------------------------------------------
Municipal Bonds -- 0.1%
  Transportation -- 0.1%
      30,000    Oklahoma
                City Airport                9.40%    11/1/10       $     33,170
--------------------------------------------------------------------------------
Sovereign Government Obligations -- 0.8%
  Great Britain -- 0.8%
     105,000    United Kingdom
                Treasury                    8.00%    12/7/15       $    241,750
--------------------------------------------------------------------------------

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

U.S. Government & Agency Obligations -- 9.4%
$    500,000    Federal Home
                Loan Mortgage
                Corporation                 6.25%    3/5/12        $    511,902
     421,304    Federal National
                Mortgage
                Association                 5.50%    11/1/33            421,499
      82,889    Federal National
                Mortgage
                Association                 6.00%    1/1/14              85,278
      60,405    Federal National
                Mortgage
                Association                 6.00%    3/1/31              61,452
      40,653    Federal National
                Mortgage
                Association                 6.00%    2/1/33              41,339
     950,704    Federal National
                Mortgage
                Association                 6.00%    12/15/33           951,144
      46,142    Federal National
                Mortgage
                Association                 6.50%    12/1/12             47,745
      43,218    Federal National
                Mortgage
                Association                 8.00%    1/2/30              46,208
     403,982    Government
                National Mortgage
                Association                 5.50%    7/15/33            408,144
     143,502    Government
                National Mortgage
                Association                 6.00%    12/15/32           147,017
      38,810    Government
                National Mortgage
                Association                 7.00%    1/15/32             40,807
      26,804    Government
                National Mortgage
                Association                 7.50%    9/1/30              28,466
--------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations                         $  2,791,001
--------------------------------------------------------------------------------
U.S.Treasury Obligations -- 7.0%
     500,000    U.S.Treasury Bond           5.50%    8/15/28            561,797
     550,000    U.S.Treasury Note           3.25%    1/15/09            534,123
   1,000,000    U.S.Treasury Note           3.50%    11/15/06           993,086
--------------------------------------------------------------------------------
Total U.S.Treasury Obligations                                     $  2,089,006
--------------------------------------------------------------------------------
Total Investment Securities -- 101.8%
(Cost $28,777,452)                                                 $ 30,275,965
Liabilities in Excess of Other Assets -- (1.8%)                        (549,272)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 29,726,693
--------------------------------------------------------------------------------

*     Non-income producing security.

** As of September 30, 2005, $614,993 represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005, was $593,565.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

4

Touchstone Baron Small Cap Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                  September 30, 2005 (Unaudited)

  Shares                                                               Value

Common Stocks -- 99.5%
  Advertising Services -- 1.6%
       5,000    Getty Images, Inc.*                                $    430,200
--------------------------------------------------------------------------------
  Apparel -- 3.4%
       9,000    Carter's, Inc.*                                         511,200
       8,000    Polo Ralph Lauren Corp.                                 402,400
--------------------------------------------------------------------------------
                                                                        913,600
--------------------------------------------------------------------------------
  Business Services -- 3.3%
      12,000    ChoicePoint Inc.*                                       518,040
      15,000    Copart, Inc.*                                           358,050
--------------------------------------------------------------------------------
                                                                        876,090
--------------------------------------------------------------------------------
  Chemicals -- 1.9%
      15,000    Senomyx, Inc.*                                          255,450
      10,000    Symyx Technologies, Inc.*                               261,200
--------------------------------------------------------------------------------
                                                                        516,650
--------------------------------------------------------------------------------
  Communications -- 2.6%
      13,500    American Tower Corp. - Class A*                         336,825
      22,500    SBA Communications Corp.*                               347,625
--------------------------------------------------------------------------------
                                                                        684,450
--------------------------------------------------------------------------------
  Consulting -- 1.2%
       8,000    Hewitt Associates, Inc.*+                               218,240
       4,000    LECG Corp.*                                              92,000
--------------------------------------------------------------------------------
                                                                        310,240
--------------------------------------------------------------------------------
  Education -- 6.7%
      30,000    DeVry, Inc.*                                            571,500
      15,000    Education Management Corp.*                             483,600
       4,000    Strayer Education, Inc.                                 378,080
      10,000    Universal Technical Institute, Inc.*                    356,100
--------------------------------------------------------------------------------
                                                                      1,789,280
--------------------------------------------------------------------------------
  Electric Services -- 1.1%
      10,000    ITC Holdings Corp.                                      289,800
--------------------------------------------------------------------------------
  Energy & Energy Services -- 6.8%
      12,000    Encore Acquisition Company*                             466,200
       9,500    FMC Technologies, Inc.*                                 400,045
       5,000    SEACOR SMIT, Inc.*                                      362,900
      13,333    XTO Energy, Inc.                                        604,252
--------------------------------------------------------------------------------
                                                                      1,833,397
--------------------------------------------------------------------------------
  Financial Services/Brokerage & Exchanges -- 5.1%
       1,800    Chicago Mercantile Exchange                             607,140
      10,000    International Securities Exchange, Inc.*                234,000
      12,000    Jefferies Group, Inc.                                   522,600
--------------------------------------------------------------------------------
                                                                      1,363,740
--------------------------------------------------------------------------------
  Financial Services/Community Banks -- 3.2%
      10,000    Amegy Bancorp, Inc.                                     226,300
      12,000    First Republic Bank                                     422,760
      11,000    UCBH Holdings, Inc. +                                   201,520
--------------------------------------------------------------------------------
                                                                        850,580
--------------------------------------------------------------------------------
  Financial Services/Insurance -- 2.3%
      12,500    Arch Capital Group Ltd.*                                619,875
--------------------------------------------------------------------------------
  Financial Services/Miscellaneous -- 2.0%
       6,000    CheckFree Corp.*                                        226,920
      12,000    First Marblehead Corp. (The) +                          304,800
--------------------------------------------------------------------------------
                                                                        531,720
--------------------------------------------------------------------------------
  Government Services -- 1.2%
       7,500    Anteon International Corp.*                             320,700
--------------------------------------------------------------------------------

      Shares                                                           Value

Health Care Facilities -- 5.4%
       8,000    Community Health Systems, Inc.*                    $    310,480
      12,000    Manor Care, Inc.                                        460,920
      17,250    United Surgical Partners
                International, Inc.*                                    674,648
--------------------------------------------------------------------------------
                                                                      1,446,048
--------------------------------------------------------------------------------
Health Care Products -- 3.0%
      25,000    DepoMed, Inc.*                                          162,000
      11,000    Edwards Lifesciences Corp.*                             488,510
       2,000    INAMED Corp.*                                           151,360
--------------------------------------------------------------------------------
                                                                        801,870
--------------------------------------------------------------------------------
Health Services -- 2.8%
       6,000    Charles River Laboratories
                International, Inc.*                                    261,720
      15,000    Odyssey Healthcare, Inc.*                               254,550
       8,000    PRA International*                                      242,480
--------------------------------------------------------------------------------
                                                                        758,750
--------------------------------------------------------------------------------
Health Services/Insurance -- 3.8%
      27,000    AMERIGROUP Corp.*                                       516,240
      20,000    Centene Corp.*                                          500,600
--------------------------------------------------------------------------------
                                                                      1,016,840
--------------------------------------------------------------------------------
Home Building -- 1.6%
       4,000    Beazer Homes U.S.A., Inc.+                              234,680
       4,000    Hovnanian Enterprises, Inc. - Class A*                  204,800
--------------------------------------------------------------------------------
                                                                        439,480
--------------------------------------------------------------------------------
Hotels & Lodging -- 3.4%
       8,500    Choice Hotels International, Inc.                       549,440
       6,200    Four Seasons Hotels, Inc.                               355,880
--------------------------------------------------------------------------------
                                                                        905,320
--------------------------------------------------------------------------------
Manufacturing -- 1.5%
      15,000    Shuffle Master, Inc.*+                                  396,450
--------------------------------------------------------------------------------
Media -- 1.1%
       5,500    Gray Television, Inc.                                    58,245
       5,000    Radio One, Inc. - Class A*                               65,775
       5,000    Radio One, Inc. - Class D*                               65,750
       7,200    Saga Communications, Inc. - Class A*                     95,760
--------------------------------------------------------------------------------
                                                                        285,530
--------------------------------------------------------------------------------
Medical Equipment -- 0.9%
       9,000    Immucor, Inc.*                                          246,960
--------------------------------------------------------------------------------
Real Estate -- 5.3%
       1,500    Alexander's, Inc.*                                      405,000
      10,000    CB Richard Ellis Group, Inc.*                           492,000
       6,500    CoStar Group, Inc.*                                     303,680
      20,000    Spirit Finance Corp.                                    225,000
--------------------------------------------------------------------------------
                                                                      1,425,680
--------------------------------------------------------------------------------
Recreation & Resorts -- 11.3%
      10,000    Isle of Capri Casinos, Inc.*+                           213,800
      15,000    Kerzner International Ltd.*                             833,250
      12,000    Station Casinos, Inc.                                   796,320
      10,000    Vail Resorts, Inc.*                                     287,500
      20,000    Wynn Resorts, Ltd.*+                                    902,999
--------------------------------------------------------------------------------
                                                                      3,033,869
--------------------------------------------------------------------------------
Restaurants -- 4.2%
      10,000    California Pizza Kitchen, Inc.*                         292,400
       9,750    Cheesecake Factory Inc. (The)*                          304,590
       6,000    P.F. Chang's China Bistro, Inc.*+                       268,980
       5,000    Panera Bread Company*+                                  255,900
--------------------------------------------------------------------------------
                                                                      1,121,870
--------------------------------------------------------------------------------

Touchstone Baron Small Cap Fund

--------------------------------------------------------------------------------
      Shares                                                           Value

Common Stocks -- 99.5% - Continued
  Retail Stores -- 9.0%
      12,000    Cabela's, Inc. - Class A*+                         $    220,440
      15,000    CarMax, Inc.*                                           469,050
      15,000    Dick's Sporting Goods, Inc.*+                           451,650
      16,500    DSW, Inc. - Class A*                                    349,800
       6,000    Ethan Allen Interiors, Inc.+                            188,100
       6,000    PETCO Animal Supplies, Inc.*                            126,960
       4,500    Red Robin Gourmet Burgers*                              206,280
      20,000    Select Comfort Corp.*+                                  399,600
--------------------------------------------------------------------------------
                                                                      2,411,880
--------------------------------------------------------------------------------
  Software -- 1.4%
       8,500    Kronos Inc.*                                            379,440
--------------------------------------------------------------------------------
  Transportation -- 1.6%
      10,500    Genesee & Wyoming Inc.*                                 332,850
       5,000    JetBlue Airways Corp.*+                                  88,000
--------------------------------------------------------------------------------
                                                                        420,850
--------------------------------------------------------------------------------
  Utility Services -- 0.8%
       8,820    Southern Union Company*                                 227,291
--------------------------------------------------------------------------------
Total Common Stocks                                                $ 26,648,450
--------------------------------------------------------------------------------
Investment Funds -- 15.4%
   4,122,210    Touchstone Institutional
                Money Market Fund ^ **                             $  4,122,210
--------------------------------------------------------------------------------
Total Investment Securities-- 114.9%
(Cost $21,761,203)                                                 $ 30,770,660
Liabilities in Excess of Other Assets -- (14.9%)                     (3,996,750)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 26,773,910
--------------------------------------------------------------------------------

*     Non-income producing security.

** As of September 30, 2005, $3,954,481 represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005, was $3,856,417.

See Notes to Schedules of Investments.

6

Touchstone Conservative ETF Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

      Shares                                                           Value

Exchange Traded Funds -- 98.6%
       7,940    iShares Lehman 1-3 Year
                Treasury Bond Fund                                 $    640,202
      33,850    iShares Lehman Aggregate
                Bond Fund                                             3,435,098
       2,440    iShares MSCI EAFE Index Fund                            141,740
       2,170    iShares S&P 500 Index Fund                              266,585
      10,160    iShares S&P 500/BARRA Growth
                Index Fund                                              593,344
      15,510    iShares S&P 500/BARRA Value
                Index Fund                                              994,656
       1,860    iShares S&P MidCap 400/BARRA
                Growth Index Fund                                       134,422
       1,940    iShares S&P MidCap 400/BARRA
                Value Index Fund                                        135,800
         530    iShares S&P SmallCap 600/BARRA
                Growth Index Fund                                        61,549
       1,020    iShares S&P SmallCap 600/BARRA
                Value Index Fund                                         65,290
--------------------------------------------------------------------------------
Total Exchange Traded Funds                                        $  6,468,686
--------------------------------------------------------------------------------
Investment Funds -- 4.3%
     285,298    Touchstone Institutional
                Money Market Fund ^                                $    285,298
--------------------------------------------------------------------------------
Total Investment Securities -- 102.9%
(Cost $6,690,212)                                                  $  6,753,984
Liabilities in Excess of Other Assets -- (2.9%)                        (189,988)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $  6,563,996
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

Touchstone Core Bond Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

Corporate Bonds -- 22.5%
  Aerospace & Defense -- 0.3%
$    135,000    United
                Technologies Corp.          5.40%    5/1/35$            134,878
--------------------------------------------------------------------------------
  Automobiles -- 0.8%
     320,000    Daimlerchrysler
                NA Holding                  7.20%    9/1/09             341,388
--------------------------------------------------------------------------------
  Banking -- 1.5%
     105,000    JPMorgan Capital            5.88%    3/15/35            102,780
     250,000    Key Bank NA                 5.80%    7/1/14             262,329
     225,000    National
                Westminster Bank            7.38%    10/1/09            247,171
--------------------------------------------------------------------------------
                                                                        612,280
--------------------------------------------------------------------------------
  Diversified Manufacturing -- 0.3%
     140,000    General Electric Co.        5.00%    2/1/13             141,164
--------------------------------------------------------------------------------
      Electric Utilities -- 4.2%
     275,000    Appalachian
                Power Co.                   5.95%    5/15/33            278,762
     225,000    Entergy Louisiana           6.30%    9/1/35             212,587
     215,000    National Rural
                Utilities                   3.25%    10/1/07            209,205
     440,000    NiSource Finance
                Corp.                       3.20%    11/1/06            432,944
     200,000    Pacific Gas &
                Electric                    6.05%    3/1/34             208,078
     285,000    PSI Energy, Inc.            7.85%    10/15/07           301,684
--------------------------------------------------------------------------------
                                                                      1,643,260
--------------------------------------------------------------------------------
  Financial Services -- 3.7%
     325,000    Caterpillar Financial
                Services Corp.              4.75%    1/17/15            320,198
     120,000    Ford Motor Credit           7.38%    10/28/09           115,914
     515,000    General Motors
                Acceptance Corp.            6.13%    8/28/07            506,964
     520,000    Washington Mutual           2.40%    11/3/05            519,289
--------------------------------------------------------------------------------
                                                                      1,462,365
--------------------------------------------------------------------------------
  Food -- 1.1%
     200,000    Coca-Cola
                Enterprises                 6.70%    10/15/36           229,916
     225,000    Pepsi Bottling              5.63%    2/17/09            232,306
--------------------------------------------------------------------------------
                                                                        462,222
--------------------------------------------------------------------------------
  Home Building -- 0.6%
     250,000    Centex Corp.                4.55%    11/1/10            241,709
--------------------------------------------------------------------------------
  Media - Broadcasting & Publishing -- 1.1%
     100,000    AOL Time Warner             7.70%    5/1/32             118,392
     350,000    Reed Elsevier
                Capital                     4.63%    6/15/12            340,005
--------------------------------------------------------------------------------
                                                                        458,397
--------------------------------------------------------------------------------
  Oil & Gas -- 2.5%
     250,000    BHP Billiton                4.80%    4/15/13            248,578
     295,000    Canadian Natural
                Resources                   4.90%    12/1/14            290,114
     125,000    Nexen, Inc.                 5.88%    3/10/35            122,525
     250,000    Ras Laffan Lng II,
                144A                        5.30%    9/30/20            249,500
     100,000    Statoil                     5.13%    4/30/14            101,360
--------------------------------------------------------------------------------
                                                                      1,012,077
--------------------------------------------------------------------------------

 Principal                                Interest  Maturity
  Amount                                    Rate      Date            Value

  Pharmaceuticals -- 0.3%
$    125,000    Bristol-Myers
                Squibb                      5.75%    10/1/11       $    131,117
--------------------------------------------------------------------------------
  Real Estate -- 0.9%
     315,000    Avalon Properties           7.50%    12/15/10           350,810
--------------------------------------------------------------------------------
  Telephone Systems -- 3.4%
     180,000    Ameritech
                Capital Funding             6.15%    1/15/08            184,882
     525,000    British Telecom             7.88%    12/15/05           528,566
     200,000    Cingular Wireless           7.13%    12/15/31           230,998
     250,000    Sing
                Telecommunications          6.38%    12/1/11            268,767
     125,000    Sprint Capital Corp.        7.63%    1/30/11            139,876
--------------------------------------------------------------------------------
                                                                      1,353,089
--------------------------------------------------------------------------------
  Transportation -- 1.8%
     335,000    TTX Co.                     5.00%    4/1/12             334,625
     380,000    Union Pacific Co.           6.63%    2/1/08             395,771
--------------------------------------------------------------------------------
                                                                        730,396
--------------------------------------------------------------------------------
Total Corporate Bonds                                              $  9,075,152
--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities -- 40.1%
     240,488    Federal Home Loan
                Mortgage
                Corporation                 5.00%    12/1/18            240,025
     371,052    Federal Home Loan
                Mortgage
                Corporation                 5.50%    1/1/19             376,578
     38,555     Federal Home Loan
                Mortgage
                Corporation                 7.00%    5/1/30              40,657
     342,257    Federal Home Loan
                Mortgage
                Corporation                 6.50%    8/1/32             352,303
     624,877    Federal Home Loan
                Mortgage
                Corporation                 5.50%    5/1/33             625,529
     443,348    Federal Home Loan
                Mortgage
                Corporation                 5.00%    8/1/33             434,936
     510,343    Federal Home Loan
                Mortgage
                Corporation                 6.50%    10/1/34            525,309
     476,029    Federal Home Loan
                Mortgage
                Corporation                 5.50%    1/1/35             476,307
     750,000    Federal Home Loan
                Mortgage
                Corporation                 6.00%    9/1/35             762,703
   1,262,358    Federal National
                Mortgage
                Association                 6.00%    11/1/17          1,298,715
     160,316    Federal National
                Mortgage
                Association                 4.50%    1/1/18             157,264
     354,546    Federal National
                Mortgage
                Association                 4.50%    6/1/18             347,798

8

Touchstone Core Bond Fund

--------------------------------------------------------------------------------
Schedule of Investments continued

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

Agency Mortgage-Backed Securities -- 40.1% - Continued
$    504,686    Federal National
                Mortgage
                Association                 5.00%    6/1/18$            503,706
      94,310    Federal National
                Mortgage
                Association                 8.00%    5/1/30             100,832
      84,476    Federal National
                Mortgage
                Association                 7.50%    1/1/31              89,415
      65,082    Federal National
                Mortgage
                Association                 6.50%    6/1/31              67,017
     385,365    Federal National
                Mortgage
                Association                 6.50%    6/1/32             398,642
      85,361    Federal National
                Mortgage
                Association                 6.50%    9/1/32              87,953
     304,736    Federal National
                Mortgage
                Association                 6.50%    9/1/32             313,990
     300,247    Federal National
                Mortgage
                Association                 6.50%    12/1/32            309,364
     700,285    Federal National
                Mortgage
                Association                 5.50%    7/1/33             700,660
     396,673    Federal National
                Mortgage
                Association                 4.50%    8/1/33             378,954
     848,585    Federal National
                Mortgage
                Association                 5.50%    8/1/33             848,978
     574,442    Federal National
                Mortgage
                Association                 5.50%    10/1/33            574,708
     214,738    Federal National
                Mortgage
                Association                 5.00%    4/1/34             210,510
     828,379    Federal National
                Mortgage
                Association                 5.00%    4/1/34             812,070
     715,182    Federal National
                Mortgage
                Association                 5.00%    5/1/34             701,103
   1,551,677    Federal National
                Mortgage
                Association                 5.50%    12/1/34          1,551,788
     278,956    Federal National
                Mortgage
                Association                 5.00%    2/1/35             273,133
     824,762    Federal National
                Mortgage
                Association                 6.00%    5/1/35             838,730
     351,110    Federal National
                Mortgage
                Association                 6.00%    5/1/35             357,057

--------------------------------------------------------------------------------

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

$    459,894    Federal National
                Mortgage
                Association                 6.00%    6/1/35             467,683
     765,000    Federal National
                Mortgage
                Association                 6.00%    9/1/35             773,606
       1,003    Government
                National Mortgage
                Association                 7.50%    7/1/23               1,072
      69,432    Government
                National Mortgage
                Association                 3.75%    9/20/24             70,317
     106,586    Government
                National Mortgage
                Association                 4.00%    10/17/29           103,700
      17,823    Government
                National Mortgage
                Association                 8.00%    7/15/30             19,083
--------------------------------------------------------------------------------
Total Agency Mortgage-Backed Securities                            $ 16,192,195
--------------------------------------------------------------------------------
Mortgage Related -- 12.4%
     585,000    Banc of America
                Commercial
                Mortgage                    4.65%    9/11/36            575,526
   1,000,000    Credit Suisse First
                Boston Mortgage
                Securities Corp.            5.00%    6/25/35            988,189
     735,000    GE Capital
                Commercial Mortgage
                Corp., Series
                2004-C1, Class A2           3.92%    11/10/38           710,193
     735,000    JPMorgan Chase
                Commercial Mortgage
                Securities Corp.,
                Series 2001-C1,
                Class A3                    5.86%    10/12/35           769,811
     500,000    Structured Asset
                Securities Corp.,
                Series 2005-17,
                Class 5A1                   5.50%    10/25/35           495,781
     500,000    Washington Mutual
                Alternative Loan
                Trust, Series 2005-9        5.50%    10/25/35           503,125
     968,759    Wells Fargo
                Mortgage Backed
                Securities                  4.99%    2/25/34            962,280
--------------------------------------------------------------------------------
Total Mortgage Related                                             $  5,004,905
--------------------------------------------------------------------------------
Sovereign Government Obligations -- 0.5%
  Hungary -- 0.5%
     190,000    Republic of Hungary         4.75%    2/3/15             187,483
--------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 3.1%
     488,932    Federal Home
                Loan Bank                   5.25%    7/28/15            489,696
     780,000    Federal Home
                Loan Mortgage
                Corporation                 3.56%    4/25/08            764,389
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                           $  1,254,085
--------------------------------------------------------------------------------

Touchstone Core Bond Fund

--------------------------------------------------------------------------------
  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

U.S.Treasury Obligations -- 21.4%
$    505,000    U.S.Treasury Bond           8.75%    5/15/20            728,857
     275,000    U.S.Treasury Bond           6.13%    11/15/27           331,816
   3,095,000    U.S.Treasury Note           2.00%    5/15/06          3,056,916
     475,000    U.S.Treasury Note           3.63%    6/15/10            462,977
     710,000    U.S.Treasury Note           4.25%    8/15/13            707,559
   1,085,000    U.S.Treasury Note           4.00%    2/15/15          1,056,180
   1,220,000    U.S.Treasury Note           4.13%    5/15/15          1,198,983
   1,100,000    U.S.Treasury Note           4.25%    8/15/15          1,093,125
--------------------------------------------------------------------------------
Total U.S.Treasury Obligations                                     $  8,636,413
--------------------------------------------------------------------------------

      Shares                                                           Value

Investment Funds -- 4.5%
   1,811,556    Touchstone Institutional
                Money Market Fund ^                                $  1,811,556
--------------------------------------------------------------------------------
Total Investment Securities -- 104.5%
(Cost $42,553,927)                                                 $ 42,161,789
Liabilities in Excess of Other Assets -- (4.5%)                      (1,812,996)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 40,348,793
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities were valued at $249,500 or 0.62% of net assets.

See Notes to Schedules of Investments.

10

Touchstone Eagle Capital Appreciation Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

      Shares                                                           Value

Common Stocks -- 89.9%
  Capital Goods -- 8.8%
      26,300    Tyco International Ltd.                            $    732,455
      20,000    United Technologies Corp.                             1,036,800
      31,000    Waste Management Inc.                                   886,910
--------------------------------------------------------------------------------
                                                                      2,656,165
--------------------------------------------------------------------------------
  Consumer Cyclicals -- 10.5%
      25,600    Home Depot, Inc.                                        976,384
      11,700    Omnicom Group Inc.                                      978,471
      37,200    Viacom, Inc. - Class B                                1,227,972
--------------------------------------------------------------------------------
                                                                      3,182,827
--------------------------------------------------------------------------------
  Consumer Staples -- 15.8%
      20,900    CVS Corp.                                               606,309
       9,900    Kimberly-Clark Corp.                                    589,347
      19,700    McDonald's Corp.                                        659,753
      37,200    Newell Rubbermaid Inc.                                  842,580
      15,300    The Coca-Cola Co.                                       660,807
      54,100    Time Warner, Inc.                                       979,751
      10,000    Wal-Mart Stores, Inc.                                   438,200
--------------------------------------------------------------------------------
                                                                      4,776,747
--------------------------------------------------------------------------------
  Financials -- 15.3%
      12,000    American Express Co.                                    689,280
      21,800    Bank of America Corp.                                   917,780
      21,100    Citigroup, Inc.                                         960,472
      10,500    Fannie Mae                                              470,610
       8,000    Merrill Lynch & Co., Inc.                               490,800
      22,600    Wachovia Corp.                                        1,075,534
--------------------------------------------------------------------------------
                                                                      4,604,476
--------------------------------------------------------------------------------
  Health Care -- 15.4%
      26,300    Baxter International Inc.                             1,048,581
      15,850    Guidant Corp.                                         1,091,907
      19,600    HCA Inc.                                                939,232
      35,800    Pfizer Inc.                                             893,926
      14,500    Wyeth                                                   670,915
--------------------------------------------------------------------------------
                                                                      4,644,561
--------------------------------------------------------------------------------

      Shares                                                           Value

  Technology -- 22.1%
      21,100    Analog Devices, Inc.                               $    783,654
      39,200    Applied Materials, Inc.                                 664,832
      26,200    Cisco Systems, Inc.*                                    469,766
      18,700    International Game Technology                           504,900
      48,100    Microsoft Corp.                                       1,237,613
      36,950    Nokia Corp. - ADR                                       624,825
      97,800    Oracle Corp.*                                         1,211,742
      52,249    Symantec Corp.*                                       1,183,962
           1    Taiwan Semiconductor
                Manufacturing Co. - ADR                                       8
--------------------------------------------------------------------------------
                                                                      6,681,302
--------------------------------------------------------------------------------
  Transportation -- 2.0%
       6,800    Fedex Corp.                                             592,484
--------------------------------------------------------------------------------
Total Common Stocks                                                $ 27,138,562
--------------------------------------------------------------------------------
Investment Funds -- 10.9%
   3,288,051    Touchstone Institutional
                Money Market Fund ^                                $  3,288,051
--------------------------------------------------------------------------------
Total Investment Securities -- 100.8%
(Cost $28,100,764)                                                 $ 30,426,613
Liabilities in Excess of Other Assets -- (0.8%)                        (242,611)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 30,184,002
--------------------------------------------------------------------------------

*     Non-income producing security.

ADR - American Depository Receipt.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

Touchstone Emerging Growth Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

      Shares                                                           Value

Common Stocks -- 99.0%
  Aerospace & Defense -- 0.1%
         550    Alliant Techsystems*                               $     41,058
--------------------------------------------------------------------------------
  Apparel -- 0.2%
       1,300    Ann Taylor Stores Corp.*                                 34,515
       1,090    Jones Apparel Group                                      31,065
--------------------------------------------------------------------------------
                                                                         65,580
--------------------------------------------------------------------------------
  Banking -- 2.1%
       1,550    North Fork Bancorporation                                39,525
         425    People's Bank                                            12,317
       8,500    Zions Bancorporation                                    605,285
--------------------------------------------------------------------------------
                                                                        657,127
--------------------------------------------------------------------------------
  Biotechnology -- 4.0%
      23,300    Celgene*+                                             1,265,656
         540    Charles River Laboratories
                International, Inc.*                                     23,555
--------------------------------------------------------------------------------
                                                                      1,289,211
--------------------------------------------------------------------------------
  Broadcasting -- 0.1%
         850    Westwood One, Inc.                                       16,907
--------------------------------------------------------------------------------
  Commercial Services -- 0.1%
         500    Anixter International, Inc.*                             20,165
--------------------------------------------------------------------------------
  Computer Software & Processing -- 0.1%
       2,600    Unisys Corp.*                                            17,264
--------------------------------------------------------------------------------
  Computers & Information -- 0.1%
         495    Lexmark International, Inc. - Class A*                   30,220
--------------------------------------------------------------------------------
  Consumer Discretionary -- 1.6%
         850    Estee Lauder Companies, Inc. (The)                       29,606
         410    Molson Coors Brewing Co. - Class B                       26,244
         800    Univision Communications Inc. - Class A*                 21,224
      11,300    Williams-Sonoma*                                        433,355
--------------------------------------------------------------------------------
                                                                        510,429
--------------------------------------------------------------------------------
  Consumer Discretionary -
  Apparel Retail -- 1.4%
      20,600    Foot Locker, Inc.                                       451,964
--------------------------------------------------------------------------------
  Consumer Discretionary -
  Automotive Retail -- 1.7%
      19,000    O'Reilly Automotive, Inc.*                              535,420
--------------------------------------------------------------------------------
  Consumer Discretionary -
  Household Appliances -- 2.3%
      16,000    Stanley Works (The)+                                    746,880
--------------------------------------------------------------------------------
  Consumer Discretionary -
  Specialty Stores -- 1.0%
       6,200    Weight Watchers International, Inc.*                    319,796
--------------------------------------------------------------------------------
  Electronics -- 0.6%
         800    Arrow Electronics*                                       25,088
       3,210    Celestica*                                               36,305
         565    EMCOR Group*                                             33,505
       3,450    LSI Logic*                                               33,983
       1,140    Tektronix                                                28,762
       3,800    Vishay Intertechnology*                                  45,409
--------------------------------------------------------------------------------
                                                                        203,052
--------------------------------------------------------------------------------
  Energy - Coal and Consumer Fuels -- 16.0%
       7,800    Amerada Hess Corp.                                    1,072,499
      11,400    Arch Coal+                                              769,500
      19,200    BJ Services                                             691,008
      19,400    Chesapeake Energy                                       742,050
      12,100    CONSOL Energy, Inc.                                     922,867
      17,500    Massey Energy Co.                                       893,725
--------------------------------------------------------------------------------
                                                                      5,091,649
--------------------------------------------------------------------------------

      Shares                                                           Value

  Energy - Oil and Gas -- 3.4%
         400    Cooper Cameron*                                    $     29,572
         450    Ensco International                                      20,966
       7,400    Pioneer Natural Resources Co.                           406,408
      18,600    Smith International, Inc.                               619,566
--------------------------------------------------------------------------------
                                                                      1,076,512
--------------------------------------------------------------------------------
  Financial Services -- 2.2%
      12,100    Investors Financial Services+                           398,090
         450    Piper Jaffray Companies, Inc.*                           13,437
       4,500    T. Rowe Price Group, Inc.                               293,850
--------------------------------------------------------------------------------
                                                                        705,377
--------------------------------------------------------------------------------
  Health Care -- 4.4%
       3,700    Coventry Health Care, Inc.*                             318,274
      19,600    Omnicare, Inc.                                        1,102,108
--------------------------------------------------------------------------------
                                                                      1,420,382
--------------------------------------------------------------------------------
  Health Care Distributors -- 0.6%
      12,000    Andrx Corp.*                                            185,160
--------------------------------------------------------------------------------
  Health Care Equipment -- 12.5%
       6,400    Cooper Companies, Inc. (The)                            490,304
      24,100    Cytyc Corp.*                                            647,085
      20,200    Dade Behring Holdings, Inc.                             740,532
      13,400    Fisher Scientific International, Inc.*                  831,469
         500    Hillenbrand Industries, Inc.                             23,525
      30,000    PerkinElmer                                             611,100
      21,100    Thermo Electron*                                        651,990
--------------------------------------------------------------------------------
                                                                      3,996,005
--------------------------------------------------------------------------------
  Health Care Facility -- 3.2%
      15,500    Community Health Systems*                               601,555
      11,400    Manor Care                                              437,874
--------------------------------------------------------------------------------
                                                                      1,039,429
--------------------------------------------------------------------------------
  Heavy Machinery -- 0.6%
       1,000    Dover                                                    40,790
         500    Pentair, Inc.                                            18,250
       1,125    Varian*                                                  38,610
         550    W.W. Grainger, Inc.                                      34,606
         900    York International                                       50,463
--------------------------------------------------------------------------------
                                                                        182,719
--------------------------------------------------------------------------------
  Home Furnishings -- 0.1%
       1,250    Leggett & Platt                                          25,250
--------------------------------------------------------------------------------
  Hotels/Motels & Resorts -- 3.2%
      10,200    Gaylord Entertainment Co.*                              486,030
      12,500    Royal Caribbean Cruises, Ltd.+                          540,000
--------------------------------------------------------------------------------
                                                                      1,026,030
--------------------------------------------------------------------------------
  Industrials -- 10.4%
      21,200    AMETEK, Inc.                                            910,963
      13,500    IDEX Corp.                                              574,425
      26,600    Monster Worldwide Inc.*                                 816,886
      20,500    Republic Services, Inc.                                 723,445
       7,800    Roper Industries, Inc.                                  306,462
--------------------------------------------------------------------------------
                                                                      3,332,181
--------------------------------------------------------------------------------
  Information Technology -- 2.4%
      16,800    Alliance Data Systems Corp.*                            657,719
         900    Avid Technology, Inc.*                                   37,260
         995    Diebold, Inc.                                            34,288
         950    Lam Research*                                            28,947
         500    SPX Corp.                                                22,975
--------------------------------------------------------------------------------
                                                                        781,189
--------------------------------------------------------------------------------

12

Touchstone Emerging Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments continued

      Shares                                                           Value

Common Stocks -- 99.0% - Continued
  Information Technology -
  Communications Equipment -- 3.5%
      44,900    Polycom, Inc.*                                     $    726,033
      10,800    Scientific-Atlanta, Inc.                                405,108
--------------------------------------------------------------------------------
                                                                      1,131,141
--------------------------------------------------------------------------------
  Information Technology -
  Consulting -- 4.0%
      10,400    CACI International, Inc. - Class A*                     630,240
      21,900    Satyam Computer Services Ltd. - ADR                     661,818
--------------------------------------------------------------------------------
                                                                      1,292,058
--------------------------------------------------------------------------------
  Information Technology -
  Systems Software -- 1.2%
      12,700    McAfee, Inc.*                                           399,034
--------------------------------------------------------------------------------
  Insurance -- 0.4%
         950    Arthur J. Gallagher & Company+                           27,370
       1,190    Assurant, Inc.                                           45,290
       1,250    Old Republic International Corp.                         33,338
         500    Willis Group Holdings, Ltd.                              18,775
--------------------------------------------------------------------------------
                                                                        124,773
--------------------------------------------------------------------------------
  Materials -- 1.5%
         412    Cytec Industries, Inc.                                   17,873
         750    International Flavors & Fragrances, Inc.                 26,730
       7,100    Monsanto Company                                        445,525
--------------------------------------------------------------------------------
                                                                        490,128
--------------------------------------------------------------------------------
  Media - Broadcasting & Publishing -- 0.1%
       2,650    Andrew Corporation*                                      29,547
         350    Entercom Communications Corp.*                           11,057
--------------------------------------------------------------------------------
                                                                         40,604
--------------------------------------------------------------------------------
  Medical Supplies -- 0.3%
         450    Beckman Coulter, Inc.                                    24,291
         700    Edwards Lifesciences Corp.*                              31,087
       3,200    Teradyne*                                                52,800
--------------------------------------------------------------------------------
                                                                        108,178
--------------------------------------------------------------------------------
  Pharmaceuticals -- 3.5%
      71,200    Elan Corp. plc*+                                        630,832
         700    Par Pharmaceutical Companies, Inc.*                      18,634
      12,100    Shire Pharmaceuticals Group plc                         447,579
       1,600    Valeant Pharmaceuticals International                    32,128
--------------------------------------------------------------------------------
                                                                      1,129,173
--------------------------------------------------------------------------------

    Shares                                                             Value

  Retailers -- 0.5%
       1,350    Family Dollar Stores, Inc.                         $     26,825
         817    Federated Department Stores, Inc.                        54,632
       1,345    OfficeMax, Inc.                                          42,596
         950    Tiffany & Co.                                            37,782
--------------------------------------------------------------------------------
                                                                        161,835
--------------------------------------------------------------------------------
  Services - Data Processing -- 1.0%
       8,600    CheckFree Corp.*                                        325,252
--------------------------------------------------------------------------------
  Technology - Application Software -- 4.2%
      37,740    AU Optronics Corp.                                      489,110
      81,800    Siebel Systems, Inc.                                    844,994
--------------------------------------------------------------------------------
                                                                      1,334,104
--------------------------------------------------------------------------------
  Technology - Semi-Conductors -- 4.4%
      23,700    Advanced Micro Devices, Inc.*+                          597,240
       2,900    Cypress Semiconductor Corp.*+                            43,645
       1,550    Freescale Semiconductor, Inc. - Class B*                 36,549
       1,200    Intersil Corp. - Class A                                 26,136
      24,775    National Semiconductor Corp.                            651,583
       1,600    Novellus Systems, Inc.*                                  40,128
--------------------------------------------------------------------------------
                                                                      1,395,281
--------------------------------------------------------------------------------
Total Common Stocks                                                $ 31,698,517
--------------------------------------------------------------------------------
Investment Funds -- 15.3%
   4,884,383    Touchstone Institutional
                Money Market Fund ^ **                             $  4,884,383
--------------------------------------------------------------------------------
Total Investment Securities -- 114.3%
(Cost $30,189,104)                                                 $ 36,582,900
Liabilities in Excess of Other Assets -- (14.3%)                     (4,581,649)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 32,001,251
--------------------------------------------------------------------------------

*     Non-income producing security.

** As of September 30, 2005, $4,547,517 represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005, was $4,382,671.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

Touchstone Enhanced Dividend 30 Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

  Shares                                                               Value

Common Stocks -- 99.1%
  Aerospace & Defense -- 6.1%
      13,900    Boeing                                             $    944,505
      13,900    Honeywell International                                 521,250
--------------------------------------------------------------------------------
                                                                      1,465,755
--------------------------------------------------------------------------------
  Automobiles -- 9.0%
      70,700    General Motors Corporation+                           2,164,127
--------------------------------------------------------------------------------
  Banking -- 2.6%
      13,900    Citigroup                                               632,728
--------------------------------------------------------------------------------
  Beverages, Food & Tobacco -- 8.7%
      13,900    Altria Group                                          1,024,569
      13,900    Coca-Cola                                               600,341
      13,900    McDonald's                                              465,511
--------------------------------------------------------------------------------
                                                                      2,090,421
--------------------------------------------------------------------------------
  Chemicals -- 2.3%
      13,900    Du Pont (E.I.) De Nemours                               544,463
--------------------------------------------------------------------------------
  Computer Software & Processing -- 1.5%
      13,900    Microsoft                                               357,647
--------------------------------------------------------------------------------
  Computers & Information -- 6.3%
      13,900    Hewlett-Packard                                         405,880
      13,900    International Business Machines                       1,115,058
--------------------------------------------------------------------------------
                                                                      1,520,938
--------------------------------------------------------------------------------
  Electronics -- 1.4%
      13,900    Intel                                                   342,635
--------------------------------------------------------------------------------
  Entertainment & Leisure -- 1.4%
      13,900    Walt Disney Company (The)                               335,407
--------------------------------------------------------------------------------
  Financial Services -- 5.3%
      13,900    American Express                                        798,416
      13,900    J.P. Morgan Chase & Co.                                 471,627
--------------------------------------------------------------------------------
                                                                      1,270,043
--------------------------------------------------------------------------------
  Fire, Marine, & Casualty Insurance -- 3.6%
      13,900    American International Group                            861,244
--------------------------------------------------------------------------------
  Household Products -- 3.4%
      13,900    Procter & Gamble Co.                                    826,494
--------------------------------------------------------------------------------

      Shares                                                           Value

  Industrial - Diversified -- 14.1%
      13,900    Alcoa, Inc.                                        $    339,438
      13,900    Caterpiller, Inc.                                       816,625
      13,900    General Electric                                        468,013
      13,900    Minnesota Mining & Manufacturing (3M)                 1,019,704
      13,900    United Technologies                                     720,576
--------------------------------------------------------------------------------
                                                                      3,364,356
--------------------------------------------------------------------------------
  Medical Supplies -- 3.7%
      13,900    Johnson & Johnson                                       879,592
--------------------------------------------------------------------------------
  Oil & Gas -- 3.7%
      13,900    Exxon Mobil                                             883,206
--------------------------------------------------------------------------------
  Pharmaceuticals -- 10.3%
      78,200    Merck                                                 2,127,822
      13,900    Pfizer                                                  347,083
--------------------------------------------------------------------------------
                                                                      2,474,905
--------------------------------------------------------------------------------
  Retailers -- 4.7%
      13,900    Home Depot                                              530,146
      13,900    Wal-Mart Stores, Inc.                                   609,098
--------------------------------------------------------------------------------
                                                                      1,139,244
--------------------------------------------------------------------------------
  Telephone Systems -- 11.0%
      91,000    SBC Communications                                    2,181,270
      13,900    Verizon Communications+                                 454,391
--------------------------------------------------------------------------------
                                                                      2,635,661
--------------------------------------------------------------------------------
Total Common Stocks                                                $ 23,788,866
--------------------------------------------------------------------------------
Investment Funds -- 11.6%
   2,776,569    Touchstone Institutional
                Money Market Fund ^ **                             $  2,776,569
--------------------------------------------------------------------------------
Total Investment Securities -- 110.7%
(Cost $26,709,742)                                                 $ 26,565,435
Liabilities in Excess of Other Assets -- (10.7%)                     (2,567,538)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 23,997,897
--------------------------------------------------------------------------------

** As of September 30, 2005, $2,588,855 represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005, was $2,486,184.

See Notes to Schedules of Investments.

14

Touchstone Enhanced ETF Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

      Shares                                                           Value

Exchange Traded Funds -- 98.4%
       5,040    iShares Lehman Aggregate Bond Fund                 $    511,459
       9,610    iShares MSCI EAFE Index Fund                            558,245
       8,830    iShares S&P 500/BARRA Growth
                Index Fund                                              515,672
       8,080    iShares S&P 500/BARRA Value
                Index Fund                                              518,170
      52,890    iShares S&P MidCap 400/BARRA
                Growth Index Fund                                     3,822,360
      54,910    iShares S&P MidCap 400/BARRA
                Value Index Fund                                      3,843,700
      33,490    iShares S&P SmallCap 600/BARRA
                Growth Index Fund                                     3,889,194
      59,270    iShares S&P SmallCap 600/BARRA
                Value Index Fund                                      3,793,873
--------------------------------------------------------------------------------
Total Exchange Traded Funds                                        $ 17,452,673
--------------------------------------------------------------------------------
Investment Funds -- 3.1%
     543,442    Touchstone Institutional
                Money Market Fund ^                                $    543,442
--------------------------------------------------------------------------------
Total Investment Securities -- 101.5%
(Cost $17,470,649)                                                 $ 17,996,115
Liabilities in Excess of Other Assets -- (1.5%)                        (262,141)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 17,733,974
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

Touchstone Growth & Income Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

      Shares                                                           Value

Common Stocks -- 83.6%
 Aerospace & Defense -- 1.8%
       8,700    Honeywell International                            $    326,250
       2,600    L-3 Communications Holdings, Inc.                       205,582
--------------------------------------------------------------------------------
                                                                        531,832
--------------------------------------------------------------------------------
  Banking -- 11.1%
      11,200    AmSouth Bancorp                                         282,912
      18,954    Bank of America                                         797,963
       5,100    BB&T                                                    199,155
      11,800    Citigroup                                               537,136
       3,800    SunTrust Banks                                          263,910
       5,600    U.S. Bancorp                                            157,248
      10,800    Wachovia                                                513,972
       8,300    Wells Fargo                                             486,131
--------------------------------------------------------------------------------
                                                                      3,238,427
--------------------------------------------------------------------------------
  Beverages, Food & Tobacco -- 3.1%
      10,600    General Mills                                           510,920
       5,600    Unilever NV                                             400,120
--------------------------------------------------------------------------------
                                                                        911,040
--------------------------------------------------------------------------------
  Business Equipment & Services -- 1.0%
       3,700    Pitney-Bowes                                            154,438
       2,300    PPG Industries, Inc.                                    136,137
--------------------------------------------------------------------------------
                                                                        290,575
--------------------------------------------------------------------------------
  Computer Software & Processing -- 1.6%
      18,000    Microsoft                                               463,140
--------------------------------------------------------------------------------
  Computers & Information -- 8.0%
      10,300    Automatic Data Processing                               443,312
      26,200    Cisco Systems*                                          469,766
       7,900    First Data Corp.                                        316,000
      23,297    Hewlett-Packard                                         680,272
       5,300    International Business Machines                         425,166
--------------------------------------------------------------------------------
                                                                      2,334,516
--------------------------------------------------------------------------------
  Consumer Products -- 1.0%
       5,300    Colgate-Palmolive Co.                                   279,787
--------------------------------------------------------------------------------
  Electrical Equipment -- 0.8%
       3,100    Emerson Electric                                        222,580
--------------------------------------------------------------------------------
  Electronics -- 6.0%
      32,900    Applied Materials                                       557,984
      27,800    Intel                                                   685,270
      15,000    Texas Instruments, Inc.                                 508,500
--------------------------------------------------------------------------------
                                                                      1,751,754
--------------------------------------------------------------------------------
  Financial Services -- 6.0%
       2,700    Bear Stearns Companies                                  296,325
       4,600    Freddie Mac                                             259,716
      18,900    J.P. Morgan Chase                                       641,277
       5,000    Merrill Lynch & Co.                                     306,750
       4,300    PNC Financial Services Group                            249,486
--------------------------------------------------------------------------------
                                                                      1,753,554
--------------------------------------------------------------------------------
  Forest Products & Paper -- 1.9%
       6,200    Kimberly-Clark                                          369,086
       6,800    Sonoco Products                                         185,708
--------------------------------------------------------------------------------
                                                                        554,794
--------------------------------------------------------------------------------
  Industrial -- 2.5%
       4,300    Dover Corp.                                             175,397
       8,500    General Electric                                        286,195
       7,000    Ingersoll-Rand Co., Ltd. - Class A                      267,610
--------------------------------------------------------------------------------
                                                                        729,202
--------------------------------------------------------------------------------

      Shares                                                           Value

  Insurance -- 2.9%
       8,200    American International Group                       $    508,072
       6,300    Lincoln National Corp.                                  327,726
--------------------------------------------------------------------------------
                                                                        835,798
--------------------------------------------------------------------------------
  Medical Supplies -- 3.3%
      15,200    Baxter International, Inc.                              606,024
       5,800    Johnson & Johnson                                       367,024
--------------------------------------------------------------------------------
                                                                        973,048
--------------------------------------------------------------------------------
  Oil & Gas -- 17.7%
       3,100    Anadarko Petroleum Corp.                                296,825
       2,300    Apache Corp.                                            173,006
       4,800    Baker Hughes, Inc.                                      286,464
       8,400    BP Amoco plc - ADR                                      595,140
      14,200    Chevron Texaco                                          919,166
      19,142    Exxon Mobil                                           1,216,284
       9,700    Halliburton Co.                                         664,644
       6,400    Marathon Oil Corp.                                      441,152
       9,100    Royal Dutch Shell plc                                   597,324
--------------------------------------------------------------------------------
                                                                      5,190,005
--------------------------------------------------------------------------------
  Pharmaceuticals -- 5.1%
       8,500    Abbott Laboratories                                     360,400
      12,000    Bristol-Myers Squibb                                    288,720
      13,100    Pfizer                                                  327,107
      11,300    Wyeth                                                   522,851
--------------------------------------------------------------------------------
                                                                      1,499,078
--------------------------------------------------------------------------------
  Retailers -- 2.8%
       6,600    Lowe's Companies, Inc.                                  425,040
      18,900    TJX Companies, Inc. (The)                               387,072
--------------------------------------------------------------------------------
                                                                        812,112
--------------------------------------------------------------------------------
  Telephone Systems -- 4.0%
      31,800    Nokia Oyj - ADR                                         537,738
      13,900    SBC Communications                                      333,183
       9,400    Verizon Communications+                                 307,286
--------------------------------------------------------------------------------
                                                                      1,178,207
--------------------------------------------------------------------------------
  Transportation -- 0.9%
       3,100    FedEx Corp.                                             270,103
--------------------------------------------------------------------------------
  Utilities -- 2.1%
       7,500    Progress Energy, Inc.                                   335,625
       7,500    The Southern Co.                                        268,200
--------------------------------------------------------------------------------
                                                                        603,825
--------------------------------------------------------------------------------
Total Common Stocks                                                $ 24,423,377
--------------------------------------------------------------------------------
Investment Funds -- 15.9%
   4,642,734    Touchstone Institutional
                Money Market Fund ^ **                             $  4,642,734
--------------------------------------------------------------------------------
Total Investment Securities -- 99.5%
(Cost $26,423,495)                                                 $ 29,066,111
Other Assets in Excess of Liabilities -- 0.5%                           143,688
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 29,209,799
--------------------------------------------------------------------------------

*     Non-income producing security.

** As of September 30, 2005, $298,262 represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005, was $291,922.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

16

Touchstone High Yield Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

 Principal                                Interest  Maturity
  Amount                                    Rate      Date             Value

Corporate Bonds -- 98.2%
  Airlines -- 1.1%
$    434,775    American Airlines           9.71%    1/2/07        $    420,353
--------------------------------------------------------------------------------
  Automotive -- 3.8%
     300,000    Ford Motor
                Credit Co.                  7.00%    10/1/13            278,207
     257,000    General Motors
                Acceptance Corp.            6.88%    39,339             233,771
     257,000    General Motors
                Acceptance Corp.            8.00%    10,166             224,404
     150,000    Navistar
                International               7.50%    39,247             151,500
     250,000    Navistar
                International               6.25%    39,507             237,500
     260,000    TRW Automotive             11.00%    39,858             293,150
--------------------------------------------------------------------------------
                                                                      1,418,532
--------------------------------------------------------------------------------
  Beverages -- 1.6%
     500,000    Cia Brasileira
                de Bebidas                  8.75%    9/15/13            593,750
--------------------------------------------------------------------------------
  Building Products -- 0.7%
     120,000    Texas Industries,
                Inc., 144A                  7.25%    40,008             124,800
     125,000    U.S. Concrete               8.38%    40,268             125,625
--------------------------------------------------------------------------------
                                                                        250,425
--------------------------------------------------------------------------------
  Chemicals -- 4.3%
     200,000    MacDermid                   9.13%    39,277             214,000
     577,000    Mylan Labs,
                Inc., 144A                  6.38%    40,769             577,721
     500,000    Nalco                       7.75%    39,400             511,250
     119,000    Nell Af Sarl, 144A          8.38%    40,769             116,323
     150,000    Polyone Corp.              10.63%    5/15/10            154,500
--------------------------------------------------------------------------------
                                                                      1,573,794
--------------------------------------------------------------------------------
  Coal -- 2.8%
     500,000    Foundation PA Coal Co.      7.25%    40,390             521,250
     500,000    Massey Energy               6.63%    11/15/10           510,000
--------------------------------------------------------------------------------
                                                                      1,031,250
--------------------------------------------------------------------------------
  Commercial Services -- 1.8%
     150,000    Allied Waste
                NA, 144A+                   7.25%    40,616             147,750
     500,000    Mail Well Corp.             9.63%    39,521             536,250
--------------------------------------------------------------------------------
                                                                        684,000
--------------------------------------------------------------------------------
  Computer Software & Processing -- 0.5%
     152,000    SunGard Data
                Systems, Inc.               4.88%    1/15/14            133,380
      60,000    SunGard Data
                Systems, Inc., 144A         9.13%    40,039              62,175
--------------------------------------------------------------------------------
                                                                        195,555
--------------------------------------------------------------------------------
  Consumer -- 4.0%
     550,000    Acco Brands
                Corp., 144A                 7.63%    40,769             544,500
     500,000    Bombardier
                Recreational                8.38%    40,161             523,750
     180,000    Rayovac Corp.               8.50%    40,086             173,700
     250,000    Spectrum
                Brands, Inc.                7.38%    40,574             225,000
--------------------------------------------------------------------------------
                                                                      1,466,950
--------------------------------------------------------------------------------

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

  Electric Utilities -- 7.0%
$    400,000    AES Corp., 144A             9.00%    40,677        $    439,000
     400,000    Alliant Energy
                Resources                   9.75%    39,827             505,036
     300,000    Ava Capital Trust III       6.50%    11,048             302,838
     200,000    Avista Corp.                9.75%    38,138             221,037
     287,000    CMS Energy                  6.30%    2/1/12             289,153
      96,000    NRG Energy                  8.00%    40,161             102,240
     250,000    Reliant Resources           9.50%    40,008             276,250
     231,000    Texas Genco LLC,
                144A                        6.88%    40,526             235,043
     196,300    Tiete Certificates
                Grantor Trust,
                144A (a)                   11.50%    4/15/16            203,170
--------------------------------------------------------------------------------
                                                                      2,573,767
--------------------------------------------------------------------------------
  Electronic Components -- 1.4%
     500,000    Communications
                & Power Industry            8.00%    39,478             510,000
--------------------------------------------------------------------------------
  Food Processors -- 0.5%
     200,000    Chiquita Brands
                International               7.50%    40,482             188,500
--------------------------------------------------------------------------------
  Forest Products & Paper -- 1.4%
     250,000    Georgia-Pacific             7.70%    6/15/15            275,938
     250,000    Stone Container             9.75%    2/1/11             253,750
--------------------------------------------------------------------------------
                                                                        529,688
--------------------------------------------------------------------------------
  Funeral Services -- 3.0%
     500,000    Service Corp.
                International               6.75%    4/1/16             502,500
     263,000    Service Corp.
                International, 144A         7.00%    6/15/17            265,630
     350,000    Stewart
                Enterprises, 144A           6.25%    2/15/13            332,500
--------------------------------------------------------------------------------
                                                                      1,100,630
--------------------------------------------------------------------------------
  Health Care Providers -- 9.4%
     250,000    Chemed Corp.                8.75%    2/24/11            270,000
     234,000    HCA, Inc.                   6.30%    10/1/12            232,592
     260,000    HCA, Inc.                   5.75%    3/15/14            247,825
     500,000    Iasis Healthcare            8.75%    6/15/14            518,750
     134,000    Manor Care                  8.00%    3/1/08             142,834
     111,000    NDC Health
                Corp.                      10.50%    12/1/12            127,095
     253,000    Res-Care, Inc.,
                144A                        7.75%    10/15/13           254,265
     500,000    Rotech Healthcare           9.50%    4/1/12             535,000
     500,000    Tenet Healthcare            6.38%    12/1/11            466,250
     630,000    U.S. Oncology               9.00%    8/15/12            680,399
--------------------------------------------------------------------------------
                                                                      3,475,010
--------------------------------------------------------------------------------
  Heavy Machinery -- 4.0%
     400,000    Briggs & Stratton           8.88%    3/15/11            458,000
     500,000    Case New Holland            9.25%    8/1/11             528,750
     488,000    Dresser-Rand
                Group, Inc., 144A           7.38%    11/1/14            506,300
--------------------------------------------------------------------------------
                                                                      1,493,050
--------------------------------------------------------------------------------
  Homefurnishings -- 0.9%
     316,000    Interface                   7.30%    4/1/08             316,000
--------------------------------------------------------------------------------

Touchstone High Yield Fund

--------------------------------------------------------------------------------

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

Corporate Bonds -- 98.2% - Continued
  Housing -- 8.4%
$    815,000    Beazer Homes
                U.S.A., 144A                6.88%    7/15/15       $    790,550
     500,000    Champion
                Enterprises                 7.63%    5/15/09            505,000
     460,000    K Hovnanian
                Enterprises                 6.25%    1/15/15            431,381
     250,000    KB Homes                    9.50%    2/15/11            264,607
     400,000    M/I Homes, Inc.             6.88%    4/1/12             374,000
     250,000    Meritage Homes
                Corp.                       6.25%    3/15/15            228,750
     500,000    WCI Communities,
                Inc.                       10.63%    2/15/11            531,250
--------------------------------------------------------------------------------
                                                                      3,125,538
--------------------------------------------------------------------------------
  Industrial -- 2.0%
     250,000    International
                Steel Group                 6.50%    4/15/14            247,500
     500,000    United Rentals
                NA, Inc.                    6.50%    2/15/12            482,500
--------------------------------------------------------------------------------
                                                                        730,000
--------------------------------------------------------------------------------
  Lodging -- 1.4%
      10,000    Resorts
                International
                Hotel/Casino               11.50%    3/15/09             11,200
     500,000    Station Casinos             6.50%    2/1/14             500,000
--------------------------------------------------------------------------------
                                                                        511,200
--------------------------------------------------------------------------------
  Manufacturing -- 0.5%
     200,000    Trinity Industries,
                Inc.                        6.50%    3/15/14            197,000
--------------------------------------------------------------------------------
  Media - Broadcasting & Publishing -- 4.7%
     500,000    Block
                Communications              9.25%    4/15/09            530,000
     400,000    Corus
                Entertainment, Inc.         8.75%    3/1/12             428,500
     250,000    Susquehanna Media           7.38%    4/15/13            260,938
     500,000    Videotron Ltee              6.88%    1/15/14            513,125
--------------------------------------------------------------------------------
                                                                      1,732,563
--------------------------------------------------------------------------------
  Metals -- 5.6%
     380,000    Chaparral
                Steel Co., 144A            10.00%    7/15/13            400,900
     500,000    Freeport-McMoran
                C&G                        10.13%    2/1/10             552,500
     500,000    IPSCO                       8.75%    6/1/13             552,500
     200,000    Newmont Mining              8.63%    5/15/11            235,249
     250,000    Novelis, Inc., 144A         7.25%    2/15/15            236,250
     100,000    Southern Peru
                Copper Corp., 144A          6.38%    7/27/15            100,822
--------------------------------------------------------------------------------
                                                                      2,078,221
--------------------------------------------------------------------------------
  Office Equipment -- 1.4%
     524,000    Ikon Office
                Solutions, 144A             7.75%    9/15/15            514,830
--------------------------------------------------------------------------------
  Oil & Gas -- 9.7%
     250,000    Bluewater
                Finance Ltd.               10.25%    2/15/12            271,250
     500,000    Chesapeake
                Energy Corp.                6.88%    1/15/16            512,500
     161,000    Glencore
                Funding LLC, 144A           6.00%    4/15/14            152,518

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

  Oil & Gas -- 9.7% - Continued
$    100,000    Holly Energy
                Partners LP, 144A           6.25%    3/1/15        $     99,000
     660,000    Husky Oil                   8.90%    8/15/28            715,335
     100,000    Lone Star Tech,
                Series B                    9.00%    6/1/11             106,000
     381,000    Paramount
                Resources, Ltd.             8.50%    1/31/13            390,525
     250,000    Petrobras
                International
                Finance                     7.75%    9/15/14            270,625
     500,000    Transmontaigne              9.13%    6/1/10             525,000
     500,000    United Refining Co.        10.50%    8/15/12            529,999
--------------------------------------------------------------------------------
                                                                      3,572,752
--------------------------------------------------------------------------------
  Paper & Packaging -- 1.7%
     100,000    Alltrista Corp.             9.75%    5/1/12             106,500
     530,000    Owens-Brockway
                Glass Containers            6.75%    12/1/14            511,450
--------------------------------------------------------------------------------
                                                                        617,950
--------------------------------------------------------------------------------
  Pharmaceuticals -- 1.4%
     488,000    Alpharma                    8.63%    5/1/11             502,640

  Publishing -- 2.8%
     500,000    Houghton Mifflin            8.25%    2/1/11             516,250
     500,000    RH Donnelley
                Finance Corp., 144A         8.88%    12/15/10           536,250
--------------------------------------------------------------------------------
                                                                      1,052,500
--------------------------------------------------------------------------------
  Real Estate -- 0.4%
     158,000    Ventas Realty
                LP, 144A                    7.13%    6/1/15             163,530
--------------------------------------------------------------------------------
  Retail -- 1.9%
     503,000    Asbury Automotive
                Group                       8.00%    3/15/14            477,850
     250,000    CSK Auto                    7.00%    1/15/14            233,750
--------------------------------------------------------------------------------
                                                                        711,600
--------------------------------------------------------------------------------
  Telecommunications -- 5.5%
     500,000    Broadwing                   7.25%    6/15/23            467,500
     287,000    GCI, Inc.                   7.25%    2/15/14            277,673
     500,000    Qwest Corp.                 7.88%    9/1/11             521,250
     400,000    Rogers Wireless, Inc.       7.25%    12/15/12           423,000
     343,000    Rogers Wireless, Inc.       6.38%    3/1/14             344,715
     500,000    Williams Comm.
                Group, Inc. * (a)           0.00%    10/1/09                  0
--------------------------------------------------------------------------------
                                                                      2,034,138
--------------------------------------------------------------------------------
  Transportation -- 2.6%
      78,000    CHC Helicopter
                Corp.                       7.38%    5/1/14              79,950
     219,000    CHC Helicopter
                Corp., 144A                 7.38%    5/1/14             224,475
     350,000    Overseas Shipping
                Group                       8.75%    12/1/13            396,375
     250,000    Stena AB                    9.63%    12/1/12            271,250
--------------------------------------------------------------------------------
                                                                        972,050
--------------------------------------------------------------------------------
Total Corporate Bonds                                              $ 36,337,766
--------------------------------------------------------------------------------

18

Touchstone High Yield Fund

--------------------------------------------------------------------------------
Schedule of Investments continued

      Shares                                                           Value

Preferred Stocks -- 0.0%
  Telecommunications -- 0.0%
           1    McLeodusa, Series A                                $          0
--------------------------------------------------------------------------------
  Investment Funds -- 1.0%
     377,542    Touchstone Institutional
                Money Market Fund ^ **                                  377,542
--------------------------------------------------------------------------------
Total Investment Securities -- 99.2%
(Cost $35,655,306)                                                 $ 36,715,308
Other Assets in Excess of Liabilities -- 0.8%                           281,724
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 36,997,032
--------------------------------------------------------------------------------

*     Non-income producing security.

** As of September 30, 2005, $126,250 represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005, was $123,125.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities were valued at $7,028,302 or 19.00% of net assets.

(a) Security valued at fair value - See Notes to Schedules of Investments. At September 30, 2005, fair valued securities represented 0.55% of net assets.

See Notes to Schedules of Investments.

Touchstone Moderate ETF Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

      Shares                                                           Value

Exchange Traded Funds -- 98.4%
      60,970    iShares Lehman Aggregate Bond Fund                 $  6,187,235
       8,330    iShares MSCI EAFE Index Fund                            483,890
      12,440    iShares S&P 500 Index Fund                            1,528,254
      31,280    iShares S&P 500/BARRA Growth
                Index Fund                                            1,826,752
      55,350    iShares S&P 500/BARRA Value
                Index Fund                                            3,549,596
       6,580    iShares S&P MidCap 400/BARRA
                Growth Index Fund                                       475,537
       9,270    iShares S&P MidCap 400/BARRA
                Value Index Fund                                        648,900
       1,430    iShares S&P SmallCap 600/BARRA
                Growth Index Fund                                       166,066
       4,990    iShares S&P SmallCap 600/BARRA
                Value Index Fund                                        319,410
--------------------------------------------------------------------------------
Total Exchange Traded Funds                                        $ 15,185,640
--------------------------------------------------------------------------------
Investment Funds -- 2.1%
     322,401    Touchstone Institutional
                Money Market Fund ^                                $    322,401
--------------------------------------------------------------------------------
Total Investment Securities -- 100.5%
(Cost $15,254,704)                                                 $ 15,508,041
Liabilities in Excess of Other Assets -- (0.5%)                         (76,858)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 15,431,183
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

20

Touchstone Money Market Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

Commercial Paper -- 10.2%
$  5,000,000    UBS Finance                 3.86%    10/3/05       $  4,998,928
   5,000,000    BNP Paribas                 3.87%    10/3/05          4,998,925
--------------------------------------------------------------------------------
Total Commercial Paper                                             $  9,997,853
--------------------------------------------------------------------------------
Corporate Bonds -- 12.6%
     500,000    Bear Stearns Co., Inc.      6.88%    10/1/05            500,000
     500,000    Merrill Lynch & Co.         7.08%    10/3/05            500,094
     100,000    Alabama Power Co.           5.49%    11/1/05            100,241
     125,000    JPMorgan Chase
                & Co.                       6.00%    11/1/05            125,246
   1,000,000    Caterpillar Financial
                Services Corp. FRN          3.91%    11/7/05          1,000,818
     285,000    Associates Corp.            6.38%    11/15/05           285,965
     300,000    Georgia Power Co.           5.50%    12/1/05            300,881
     100,000    Norwest Corp.               6.20%    12/1/05            100,432
     705,000    Citigroup, Inc.             6.75%    12/1/05            708,540
     665,000    Florida Power
                & Light                     6.88%    12/1/05            668,530
   1,015,000    JPMorgan Chase
                & Co.                       6.25%    12/15/05         1,020,242
     200,000    Morgan Stanley              6.30%    1/15/06            201,295
     410,000    Citicorp, Inc.              6.38%    1/15/06            413,409
     400,000    Merrill Lynch & Co.         6.15%    1/26/06            403,321
     100,000    Merrill Lynch & Co.         2.94%    1/30/06             99,704
     720,000    Georgia Power Co.           6.20%    2/1/06             726,217
     100,000    Bank One Corp.              6.50%    2/1/06             100,897
     310,000    National Rural
                Utilities                   3.00%    2/15/06            309,079
   1,100,000    First Union Corp.           7.00%    3/15/06          1,114,646
     296,000    Bear Stearns
                Co., Inc.                   3.00%    3/30/06            294,525
     250,000    Wells Fargo & Co.           6.88%    4/1/06             253,797
     500,000    FPL Group
                Capital, Inc.               3.25%    4/11/06            497,990
     406,000    Morgan Stanley              6.10%    4/15/06            410,452
     142,000    Citigroup, Inc.             5.75%    5/10/06            143,221
     206,000    Household
                Finance Co.                 7.25%    5/15/06            209,959
     450,000    Merrill Lynch & Co.         6.13%    5/16/06            455,063
     460,000    American General
                Finance                     5.91%    6/12/06            465,177
     150,000    HSBC Bank plc               7.63%    6/15/06            153,365
     120,000    Household
                Finance Co.                 7.20%    7/15/06            122,575
     438,000    Norwest Corp.               6.88%    8/8/06             447,014
     200,000    JPMorgan Chase
                & Co.                       6.75%    9/15/06            204,216
--------------------------------------------------------------------------------
Total Corporate Bonds                                              $ 12,336,911
--------------------------------------------------------------------------------
Taxable Municipal Bonds -- 8.5%
     335,000    Connecticut St
                Dev Auth Ser B              2.37%    10/15/05           335,000
     210,000    Cleveland OH Econ
                & Cmnty Dev Rev
                (Core City Fd)              2.70%    12/1/05            209,993
   2,000,000    Anderson IN
                (Cmnty School
                Corp) BANS                  3.90%    12/31/05         2,000,000

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

Taxable Municipal Bonds -- 8.5% - Continued
$    255,000    Chicago IL GO               2.56%    1/1/06$            254,359
     500,000    Minneapolis &
                St. Paul MN
                (Metro Airport)             6.25%    1/1/06             503,763
     960,000    New York NY
                Transitional Fin
                Auth Ser B                  3.13%    2/1/06             957,771
   1,495,000    Energy Acquisition
                Corp II OH                  3.87%    2/15/06          1,495,000
     735,000    Pittsburgh PA Urban
                Redev Auth                  4.50%    3/1/06             736,383
   1,500,000    New York St Rev
                (Thruway Service
                Contract) Ser B             2.59%    3/15/06          1,490,050
     350,000    Darke Co OH
                BANS                        5.00%    7/11/06            351,304
--------------------------------------------------------------------------------
  Total Taxable Municipal Bonds                                    $  8,333,623
--------------------------------------------------------------------------------
      Variable Rate Demand Notes* -- 58.6%
     500,000    WA St HFC (Carlyle
                Care Ctr) Ser B             3.87%    10/1/05            500,000
   3,640,000    Athens GA Clark
                Co (Univ of GA)
                Dev Auth                    3.90%    10/1/05          3,640,000
     400,000    Clayton Co GA
                MFH (Forest Club
                Project) Ser B              3.93%    10/1/05            400,000
     900,000    WA St HFA Rev
                (Rolling Hills Proj)
                Ser B                       3.93%    10/1/05            900,000
     320,000    Schenectady NY
                IDA Rev (JMR Dev
                Co Project)                 3.94%    10/3/05            320,000
     505,000    Westmoreland Co
                PA IDA (Greensburg
                Thermal) Ser B              3.84%    10/5/05            505,000
     975,000    Haas Door Co &
                Nofziger Doors
                Intl Inc                    3.90%    10/5/05            975,000
     250,000    Chattanooga TN
                Hlth Ed MFH
                (Windridge)                 3.95%    10/5/05            250,000
     235,000    Florida HFC MFH
                (Arlington)                 3.95%    10/5/05            235,000
   1,250,000    Florida HFC MFH
                (Heritage) Ser I-2          3.95%    10/5/05          1,250,000
     445,000    Greenville SC Mem
                Aud (Bi-Lo Ctr)             3.95%    10/5/05            445,000
      70,000    St Johns Co FL HFA
                (Ponce Harbor Apts)         3.95%    10/5/05             70,000
     450,000    Volusia Co FL HFA
                MFH (Sunrise Pointe)        3.95%    10/5/05            450,000
      75,000    CA PCR Solid Waste
                (Escondido Disp
                Inc) Ser B                  4.04%    10/5/05             75,000
     945,000    Agra Enterprises            3.86%    10/6/05            945,000
   1,835,000    Findlay Medical             3.86%    10/6/05          1,835,000

Touchstone Money Market Fund

--------------------------------------------------------------------------------

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

Variable Rate Demand Notes* -- 58.6% - Continued
$  1,000,000    Albany NY IDA
                (Albany Med Ctr)
                Ser B                       3.88%    10/6/05$         1,000,000
   1,150,000    Corp Finance
                Managers                    3.88%    10/6/05          1,150,000
   3,000,000    Heart Center LLC            3.88%    10/6/05          3,000,000
     580,000    Lake Oswego
                OR Redev Agy Tax
                Increment Rev Ser B         3.88%    10/6/05            580,000
   1,000,000    MI St Strat Fd Rev
                Ser B (Mot LLC)             3.88%    10/6/05          1,000,000
   2,155,000    Taylor Steel Inc            3.88%    10/6/05          2,155,000
     500,000    Vista Funding
                Ser 01-B                    3.88%    10/6/05            500,000
   1,740,000    Wai Enterprises
                LLC Ser 2004                3.88%    10/6/05          1,740,000
   2,450,000    Long Beach CA Rev
                (Towne Ctr Site)            3.90%    10/6/05          2,450,000
   1,000,000    Atlanta GA Urban
                Res MFH (Auburn
                Glenn) Ser B                3.91%    10/6/05          1,000,000
   2,100,000    Schwerkoske                 3.91%    10/6/05          2,100,000
     355,000    CA Statewide Com
                Dev MFH (Sunrise
                Fresno)                     3.93%    10/6/05            355,000
     250,000    Florida HFC MFH
                (Avalon Reserve)            3.93%    10/6/05            250,000
     100,000    IL Dev Fin Auth
                IDR (Technifast
                Inds) Ser B                 3.93%    10/6/05            100,000
     300,000    Powell Healthcare           3.93%    10/6/05            300,000
     400,000    Tarrant Co TX HFC
                MFH (Oaklake
                VIII LLC)                   3.93%    10/6/05            400,000
     820,000    Wilmington Iron
                & Metal                     3.93%    10/6/05            820,000
   1,545,000    Monte Cristo
                Enterprises, LLC            3.94%    10/6/05          1,545,000
     500,000    Bee-Holdings Inc            3.95%    10/6/05            500,000
   1,570,000    Goodwill Industries
                Miami Valley
                OH Project                  3.95%    10/6/05          1,570,000
   1,400,000    Keltec Inc                  3.95%    10/6/05          1,400,000
   1,000,000    P&P Investment
                Co Inc                      3.95%    10/6/05          1,000,000
   1,000,000    American Natl Fish
                & Wildlife Museum           3.96%    10/6/05          1,000,000
     700,000    IL Fin Auth (Sunshine
                Thru Golf)                  3.96%    10/6/05            700,000
     145,000    LA Local Govt
                Environment CDA
                (Northwestern
                St Univ)                    3.96%    10/6/05            145,000
     215,000    Suffolk Co NY IDA
                (Hampton Day
                School)                     3.96%    10/6/05            215,000

--------------------------------------------------------------------------------

  Principal                               Interest  Maturity
   Amount                                   Rate      Date             Value

Variable Rate Demand Notes* -- 58.6% - Continued
$    700,000    Assk Properties LLC         3.98%    10/6/05$           700,000
   1,070,000    Aurora Kane & Du
                Page Co IL IDR
                (A&B Hldgs)                 3.99%    10/6/05          1,070,000
     375,000    CWB Investments
                LLC                         3.99%    10/6/05            375,000
     357,000    Fitch Denney
                Funeral Home Inc            3.99%    10/6/05            357,000
     400,000    Miklin Enterprises
                Inc                         3.99%    10/6/05            400,000
   2,000,000    Mountain Agency
                Inc                         3.99%    10/6/05          2,000,000
   1,145,000    Mountain State
                Univ Inc WV Rev             3.99%    10/6/05          1,145,000
      40,000    New Jersey EDA
                (Mercer Co)
                Ser D-2                     3.99%    10/6/05             40,000
     855,000    VP Pack LLC                 3.99%    10/6/05            855,000
     740,000    Aurora IL IDA Rev
                Ser B                       4.00%    10/6/05            740,000
     167,700    Campus Research
                Corp Ser B                  4.03%    10/6/05            167,700
   2,460,000    Springfield MO
                Redev Auth Rev
                (Univ Plaza Hotel)          4.04%    10/6/05          2,460,000
     400,000    Cunat Capital
                Corp Ser 99-B               4.08%    10/6/05            400,000
   2,000,000    Cl B Rev Bd Ctfs
                Ser 2004-2                  4.34%    10/6/05          2,000,000
   1,000,000    Rev Bd Ctf Ser
                2004-12 (Timber
                Lake)                       4.34%    10/6/05          1,000,000
     635,000    Rev Bd Ctf Ser
                2004-15
                (Centennial)                4.34%    10/6/05            635,000
   1,070,000    Community
                Christian School Inc        3.94%    10/7/05          1,070,000
     545,000    Diaz-Upton LLC              3.94%    10/7/05            545,000
   1,125,000    Green Valley
                Baptist Church
                (Birmingham AL)             3.94%    10/7/05          1,125,000
     810,000    Melrose Supply
                Sales Corp                  4.06%    10/7/05            810,000
--------------------------------------------------------------------------------
Total Variable Rate Demand Notes*                                  $ 57,664,700
--------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 1.0%
   1,000,000    Federal National
                Mortgage
                Association                 5.50%    5/2/06        $  1,007,951

22

Touchstone Money Market Fund

--------------------------------------------------------------------------------
Schedule of Investments continued

   Face
  Amount                                                                Value

Repurchase Agreements -- 10.2%
  10,050,000    Nesbitt Burns Securities, Inc. 3.75%
                dated 09/30/05 due 10/03/05 repurchase
                proceeds $10,050,000 (Collateralized by
                U.S. Government Agency Obligations with
                various maturities to 3/15/11, Collateral
                market value $10,251,936)                          $ 10,050,000
--------------------------------------------------------------------------------
Total Investment Securities and
Repurchase Agreements -- 101.1%
(Cost $99,391,038)                                                 $ 99,391,038
Liabilities in Excess of Other Assets -- (1.1%)                      (1,090,583)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 98,300,455
--------------------------------------------------------------------------------

* Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
EDA - Economic Development Authority
FRN - Floating Rate Notes
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing
PCR - Pollution Control Revenue

See Notes to Schedules of Investments.

Touchstone Third Avenue Value Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

  Shares                                                               Value

Common Stocks -- 58.0%
  Automotive -- 1.8%
      91,200    Superior Industries International, Inc.            $  1,962,624
--------------------------------------------------------------------------------
  Banking -- 2.4%
      75,600    Brookline Bancorp, Inc.                               1,195,992
     100,010    NewAlliance Bancshares, Inc.                          1,464,146
--------------------------------------------------------------------------------
                                                                      2,660,138
--------------------------------------------------------------------------------
  Consumer Products -- 2.2%
      66,900    JAKKS Pacific, Inc.*                                  1,085,787
      65,600    LeapFrog Enterprises, Inc.*                             968,912
      32,000    Russ Berrie and Company, Inc.                           451,840
--------------------------------------------------------------------------------
                                                                      2,506,539
--------------------------------------------------------------------------------
  Electronics -- 6.3%
      82,800    American Power Conversion Corp.                       2,144,520
     159,000    AVX Corp.                                             2,025,660
      24,600    Bel Fuse, Inc. - Class B                                896,178
      62,600    Electronics For Imaging, Inc.*                        1,436,044
      30,700    Synopsys, Inc.*                                         580,230
--------------------------------------------------------------------------------
                                                                      7,082,632
--------------------------------------------------------------------------------
  Financial Services -- 9.2%
      15,000    Ambac Financial Group, Inc.                           1,080,900
      13,800    CIT Group, Inc.                                         623,484
     240,950    Instinet Group, Inc.                                  1,197,522
      38,250    Legg Mason, Inc.                                      4,195,642
      37,100    MBIA, Inc.                                            2,249,002
      48,725    Westwood Holdings Group, Inc.                           891,668
--------------------------------------------------------------------------------
                                                                     10,238,218
--------------------------------------------------------------------------------
  Health Care Products & Services -- 2.4%
      60,800    Cross Country Healthcare, Inc.*                       1,128,448
      30,400    PAREXEL International Corp.*                            610,736
      38,000    Pfizer, Inc.                                            948,860
--------------------------------------------------------------------------------
                                                                      2,688,044
--------------------------------------------------------------------------------
  Industrial -- 4.6%
      51,300    Alamo Group, Inc.                                     1,016,766
      10,000    Bandag, Inc.                                            428,600
      24,000    Maverick Tube Corp.*                                    720,000
      51,800    POSCO - ADR                                           2,929,808
--------------------------------------------------------------------------------
                                                                      5,095,174
--------------------------------------------------------------------------------
  Insurance -- 5.1%
      39,410    Millea Holdings, Inc. - ADR                           3,185,904
      61,800    Phoenix Companies, Inc. (The)                           753,960
      33,000    Radian Group, Inc.                                    1,752,300
--------------------------------------------------------------------------------
                                                                      5,692,164
--------------------------------------------------------------------------------
  Investment Companies -- 0.7%
       9,500    Capital Southwest Corp.                                 809,115
--------------------------------------------------------------------------------
  Oil & Gas -- 6.1%
      37,800    Pogo Producing Company                                2,227,932
      23,800    St. Mary Land & Exploration Company*                    871,080
      35,000    Tidewater, Inc.                                       1,703,450
      46,200    Whiting Petroleum Corp.*                              2,025,408
--------------------------------------------------------------------------------
                                                                      6,827,870
--------------------------------------------------------------------------------
  Real Estate -- 9.8%
      84,000    Forest City Enterprises, Inc. - Class A               3,200,400
      93,400    Origen Financial, Inc.                                  707,038
      40,421    ProLogis                                              1,791,033
      34,100    St. Joe Company (The)                                 2,129,545
     127,600    Trammell Crow Co.*                                    3,149,168
--------------------------------------------------------------------------------
                                                                     10,977,184
--------------------------------------------------------------------------------

  Shares                                                               Value

  Semi-Conductor Equipment -- 2.5%
      30,000    Applied Materials, Inc.                            $    508,800
      74,700    Credence Systems Corp.*                                 596,106
      76,000    Electro Scientific Industries, Inc.*                  1,699,360
--------------------------------------------------------------------------------
                                                                      2,804,266
--------------------------------------------------------------------------------
  Software -- 0.7%
      31,100    Sybase, Inc.*                                           728,362
--------------------------------------------------------------------------------
  Telecommunication Equipment -- 4.2%
      80,300    Comverse Technology, Inc.*                            2,109,481
     214,650    Sycamore Networks, Inc.*                                809,231
     168,000    Tellabs, Inc.*                                        1,767,360
--------------------------------------------------------------------------------
                                                                      4,686,072
--------------------------------------------------------------------------------
Total Common Stocks                                                $ 64,758,402
--------------------------------------------------------------------------------
Foreign Stocks -- 26.4%
 Automotive -- 3.3%
     110,000    Toyota Industries Corp.                               3,653,262
--------------------------------------------------------------------------------
  Coal -- 1.3%
      33,000    Fording Canadian Coal Trust                           1,404,810
--------------------------------------------------------------------------------
  Computers - Integrated Systems -- 1.0%
     121,100    Geac Computer Corp.*                                  1,128,652
--------------------------------------------------------------------------------
  Forestry -- 1.2%
     100,000    TimberWest Forest Corp.                               1,302,000
--------------------------------------------------------------------------------
  Industrial -- 0.9%
      44,300    Agrium, Inc.                                            973,271
--------------------------------------------------------------------------------
  Insurance -- 1.4%
      20,000    Arch Capital Group Ltd.*                                991,800
     410,000    British Insurance Holding plc                           614,368
--------------------------------------------------------------------------------
                                                                      1,606,168
--------------------------------------------------------------------------------
  Investment Companies -- 7.8%
      58,550    Brascan Corp. - Class A                               2,728,430
     320,000    Hutchison Whampoa, Ltd.                               3,305,573
     172,500    Investor AB - Class A                                 2,658,912
--------------------------------------------------------------------------------
                                                                      8,692,915
--------------------------------------------------------------------------------
  Oil & Gas -- 9.1%
      69,200    Canadian Natural Resources, Ltd.                      3,127,148
      70,400    EnCana Corp.                                          4,105,023
      10,000    Nabors Industries, Ltd.*                                718,300
      66,500    Smedvig ASA - Class A                                 1,629,280
      44,100    Willbros Group, Inc.*                                   698,985
--------------------------------------------------------------------------------
                                                                     10,278,736
--------------------------------------------------------------------------------
  Pharmaceuticals -- 0.4%
      23,000    Daiichi Sankyo Company, Ltd.*                           471,083
--------------------------------------------------------------------------------
Total Foreign Stocks                                               $ 29,510,897
--------------------------------------------------------------------------------
Investment Funds -- 15.5%
  17,289,743    Touchstone Institutional
                Money Market Fund ^                                $ 17,289,743
--------------------------------------------------------------------------------
Total Investment Securities -- 99.9%
(Cost $77,693,007)                                                 $111,559,042
Other Assets in Excess of Liabilities -- 0.1%                           121,606
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $111,680,648
--------------------------------------------------------------------------------

*     Non-income producing security.

ADR - American Depository Receipt.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

24

Touchstone Value Plus Fund

Schedule of Investments
--------------------------------------------------------------------------------
                                                 September 30, 2005 (Unaudited)

      Shares                                                           Value

Common Stocks -- 98.9%
  Banking -- 9.9%
      17,945    Bank of America                                    $    755,485
      17,977    Citigroup                                               818,313
       9,476    U.S. Bancorp                                            266,086
--------------------------------------------------------------------------------
                                                                      1,839,884
--------------------------------------------------------------------------------
  Beverages, Food & Tobacco -- 6.5%
       6,863    Anheuser Busch                                          295,384
       5,270    Diageo plc - ADR+                                       305,713
       6,161    McDonald's                                              206,332
      10,549    Outback Steakhouse, Inc.                                386,093
--------------------------------------------------------------------------------
                                                                      1,193,522
--------------------------------------------------------------------------------
  Building Materials -- 1.5%
       8,770    Masco                                                   269,064
--------------------------------------------------------------------------------
  Cable Television -- 2.0%
      12,609    Comcast Corp. - Class A*                                362,887
--------------------------------------------------------------------------------
  Chemicals -- 1.1%
       5,356    Du Pont (E.I.) De Nemours                               209,795
--------------------------------------------------------------------------------
  Computers & Information -- 6.9%
       6,259    Computer Sciences*                                      296,113
       4,759    First Data                                              190,360
      14,438    Hewlett-Packard                                         421,590
       4,654    International Business Machines                         373,344
--------------------------------------------------------------------------------
                                                                      1,281,407
--------------------------------------------------------------------------------
  Electric Utilities -- 5.7%
       7,828    Cinergy                                                 347,641
       3,881    Dominion Resources                                      334,309
       5,689    Public Service Enterprise Group, Inc.                   366,145
--------------------------------------------------------------------------------
                                                                      1,048,095
--------------------------------------------------------------------------------
  Electronics -- 3.1%
       4,225    Analog Devices                                          156,917
      16,155    Flextronics International*                              207,592
       8,429    Intel                                                   207,774
--------------------------------------------------------------------------------
                                                                        572,283
--------------------------------------------------------------------------------
  Financial Services -- 9.1%
       7,831    Federal Home Loan
                Mortgage Corporation                                    442,138
      14,015    J.P. Morgan Chase                                       475,529
       3,906    Lehman Brothers Holdings                                454,971
       5,038    Merrill Lynch & Co., Inc.                               309,081
--------------------------------------------------------------------------------
                                                                      1,681,719
--------------------------------------------------------------------------------
  Health Care Providers -- 1.1%
       2,765    WellPoint, Inc.*                                        209,642
--------------------------------------------------------------------------------
  Heavy Machinery -- 3.5%
       7,492    Caterpiller                                             440,155
       3,404    Deere & Co.                                             208,325
--------------------------------------------------------------------------------
                                                                        648,480
--------------------------------------------------------------------------------
  Household Products -- 1.2%
       3,811    Kimberly-Clark                                          226,869
--------------------------------------------------------------------------------
  Industrial - Diversified -- 4.2%
      14,870    General Electric                                        500,673
       9,585    Tyco International                                      266,942
--------------------------------------------------------------------------------
                                                                        767,615
--------------------------------------------------------------------------------

      Shares                                                           Value

  Insurance -- 5.8%
       6,240    American International Group, Inc.                 $    386,630
      11,372    Genworth Financial, Inc.                                366,633
       5,986    Lincoln National                                        311,392
--------------------------------------------------------------------------------
                                                                      1,064,655
--------------------------------------------------------------------------------
  Media - Broadcasting & Publishing -- 2.8%
       9,248    Clear Channel Communications                            304,167
      11,544    Time Warner, Inc.                                       209,062
--------------------------------------------------------------------------------
                                                                        513,229
--------------------------------------------------------------------------------
  Medical Supplies -- 1.5%
      11,585    Boston Scientific Corp.*                                270,741
--------------------------------------------------------------------------------
  Oil & Gas -- 13.1%
       4,470    Baker Houghes                                           266,770
       3,396    BJ Services Co.                                         122,222
       5,911    ChevronTexaco                                           382,619
       9,778    ConocoPhillips                                          683,580
      15,548    Exxon Mobil                                             987,920
--------------------------------------------------------------------------------
                                                                      2,443,111
--------------------------------------------------------------------------------
  Paper & Related Products -- 1.2%
       4,664    Sealed Air Corp.*                                       221,353
--------------------------------------------------------------------------------
  Pharmaceuticals -- 9.7%
       2,701    Amgen, Inc.*                                            215,189
       4,117    Cardinal Health, Inc.                                   261,182
       5,886    Novartis AG - ADR                                       300,186
      35,282    Pfizer                                                  880,991
       3,988    Watson Pharmaceuticals, Inc.*                           146,001
--------------------------------------------------------------------------------
                                                                      1,803,549
--------------------------------------------------------------------------------
  Retailers -- 3.4%
      12,526    CVS                                                     363,379
       6,948    Home Depot, Inc.                                        264,997
--------------------------------------------------------------------------------
                                                                        628,376
--------------------------------------------------------------------------------
  Telephone Systems -- 4.9%
       3,118    Alltell                                                 203,013
      13,972    SBC Communications                                      334,909
      11,079    Verizon Communications+                                 362,172
--------------------------------------------------------------------------------
                                                                        900,094
--------------------------------------------------------------------------------
  Television Broadcasting Stations -- 0.7%
       4,165    Viacom, Inc. - Class B                                  137,487
--------------------------------------------------------------------------------
Total Common Stocks                                                $ 18,293,857
--------------------------------------------------------------------------------
Investment Funds -- 4.6%
     848,600    Touchstone Institutional
                Money Market Fund ^ **                             $    848,600
--------------------------------------------------------------------------------
Total Investment Securities -- 103.5%
(Cost $16,557,891)                                                 $ 19,142,457
Liabilities in Excess of Other Assets -- (3.5%)                        (655,612)
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 18,486,845
--------------------------------------------------------------------------------

*     Non-income producing security.

** As of September 30, 2005, $649,195 represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005, was $631,850.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

Touchstone Variable Series Trust

Notes to Schedules of Investments
--------------------------------------------------------------------------------
September 30, 2005 (Unaudited)

Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

Foreign Currency Value Translation. The accounting records of the Funds are maintained in U.S. dollars.The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

Futures Contracts. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2005, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

Portfolio Securities Loaned. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. As of September 30,

26

Touchstone Variable Series Trust

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

2005, the Touchstone Balanced Fund,Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund,Touchstone Enhanced Dividend 30 Fund, Touchstone Growth & Income Fund,Touchstone High Yield Fund, and the Touchstone Value Plus Fund loaned common stocks having a fair value of $593,565, $3,856,417, $4,382,671, $2,486,184, $291,922, $123,125 and $631,850, and received cash collateral of
$614,993, $3,954,481, $4,547,517, $2,588,855, $298,262, $126,250 and $649,195
for the loans, respectively. All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Written Options. A Fund may enter into written option agreements.The premium received for a written option is recorded as an asset with an equivalent liability.The liability is marked-to-market based on the option's quoted daily settlement price.When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased.

Forward Foreign Currency and Spot Contracts. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of September 30, 2005, the following Funds had the following open forward foreign currency and spot contracts:

                                       Contracts To       In Exchange                   Unrealized
Fund Name                 Maturity       Deliver              For           Value      Appreciation
Touchstone
Balanced Fund
Sales                     11/22/05     GBP 117,800        $   210,862     $  207,669     $    3,193
---------------------------------------------------------------------------------------------------
  GBP -- Great Britain Pound

Touchstone Variable Series Trust

--------------------------------------------------------------------------------

Repurchase Agreements. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Dollar Roll Transactions. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date.The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

Securities Transactions. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Risks Associated with Foreign Investments. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

28

Touchstone Variable Series Trust

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

Federal Tax Information. As of September 30, 2005, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                         Net
                                                                                     Unrealized
                                     Federal                                        Appreciation
                                     Tax Cost      Appreciation    Depreciation    (Depreciation)
                                   -------------------------------------------------------------
Aggressive ETF Fund                $ 13,366,482    $    335,998    $    (30,049)    $    305,949
Balanced Fund                        28,777,452       2,259,197        (760,684)       1,498,513
Baron Small Cap Fund                 21,775,930       9,626,215        (631,485)       8,994,730
Conservative ETF Fund                 6,690,230          89,963         (26,209)          63,754
Core Bond Fund                       42,553,927          59,666        (451,804)        (392,138)
Eagle Capital Appreciation Fund      28,100,764       2,743,032        (417,183)       2,325,849
Emerging Growth Fund                 30,206,165       7,009,291        (632,556)       6,376,735
Enhanced Dividend 30 Fund            26,810,358       2,209,948      (2,454,871)        (244,923)
Enhanced ETF Fund                    17,470,649         552,800         (27,334)         525,466
Growth & Income Fund                 26,652,129       3,190,203        (776,221)       2,413,982
High Yield Fund                      35,655,306       1,439,740        (379,738)       1,060,002
Moderate ETF Fund                    15,254,704         313,690         (60,353)         253,337
Money Market Fund                    99,391,038              --              --               --
Third Avenue Value Fund              77,693,007      36,100,240      (2,234,205)      33,866,035
Value Plus Fund                      16,628,815       3,148,046        (634,404)       2,513,642

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)

/s/ Jill T. McGruder
----------------------------------------
Jill T. McGruder
President

Date:  November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
----------------------------------------
Jill T. McGruder
President

Date:  November 21, 2005

By (Signature and Title)

/s/ Terrie A. Wiedenheft
----------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  November 21, 2005